UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2014

Before investing you should carefully consider a Fund's investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund's short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security's price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Individual shares of QuantShares are bought and sold at market price (not NAV, as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset's price volatility to the market, as measured by an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
9	QuantShares U.S. Market Neutral Value Fund
16	QuantShares U.S. Market Neutral Size Fund
23	QuantShares U.S. Market Neutral Anti-Beta Fund
32	Statements of Assets and Liabilities
33	Statements of Operations
34	Statements of Changes in Net Assets
36	Financial Highlights
38	Notes to Financial Statements
50	Expense Examples
52	Additional Information

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

(This page intentionally left blank.)

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2014 (Unaudited)

QuantShares U.S. Market Neutral Momentum Fund (MOM)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	87%
Equity Securities Held Short	-88%
Swap Agreements Held Long	13%
Swap Agreements Held Short	-12%

Largest Equity Holdings — Long

Company	% of Net Assets
Isis Pharmaceuticals, Inc.	0.5%
RF Micro Devices, Inc.	0.5%
Royal Caribbean Cruises Ltd.	0.5%
Cheniere Energy, Inc.	0.5%
United Continental Holdings, Inc.	0.5%
Avis Budget Group, Inc.	0.5%
Graphic Packaging Holding Co.	0.4%
Avago Technologies Ltd.	0.4%
Skyworks Solutions, Inc.	0.4%
Sherwin-Williams Co./The	0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Energy	7.27%	-7.12%
Basic Materials	4.23%	-4.27%
Industrials	17.85%	-18.11%
Consumer Goods	9.79%	-10.00%
Health Care	9.31%	-9.48%
Consumer Services	13.82%	-13.81%
Telecommunications	0.97%	-0.92%
Utilities	4.57%	-4.67%
Financials	20.66%	-20.54%
Technology	10.49%	-10.80%

All data as of 12/31/2014.

Largest Equity Holdings — Short

Company	% of Net Assets
Staples, Inc.	-0.6%
Diamond Offshore Drilling, Inc.	-0.5%
athenahealth, Inc.	-0.5%
Hawaiian Electric Industries, Inc.	-0.5%
Lululemon Athletica, Inc.	-0.5%
HEICO Corp.	-0.5%
WellCare Health Plans, Inc.	-0.5%
Groupon, Inc.	-0.5%
CommVault Systems, Inc.	-0.5%
Oshkosh Corp.	-0.5%

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2014 (Unaudited)

QuantShares U.S. Market Neutral Value Fund (CHEP)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	86%
Equity Securities Held Short	-86%
Swap Agreements Held Long	13%
Swap Agreements Held Short	-12%

Largest Equity Holdings — Long

Company	% of Net Assets
Staples, Inc.	0.6%
Diamond Offshore Drilling, Inc.	0.5%
Community Health Systems, Inc.	0.5%
Royal Caribbean Cruises Ltd.	0.4%
ON Semiconductor Corp.	0.4%
United Continental Holdings, Inc.	0.4%
Corning, Inc.	0.4%
Apollo Education Group, Inc.	0.4%
Great Plains Energy, Inc.	0.4%
Jarden Corp.	0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Energy	6.77%	-6.02%
Basic Materials	4.15%	-4.36%
Industrials	17.78%	-17.95%
Consumer Goods	9.42%	-9.28%
Health Care	9.59%	-9.13%
Consumer Services	14.17%	-14.26%
Telecommunications	0.95%	-0.94%
Utilities	4.53%	-4.48%
Financials	21.00%	-20.87%
Technology	10.92%	-10.82%

All data as of 12/31/2014.

Largest Equity Holdings — Short

Company	% of Net Assets
athenahealth, Inc.	-0.5%
Isis Pharmaceuticals, Inc.	-0.5%
Lululemon Athletica, Inc.	-0.5%
HEICO Corp.	-0.5%
Restoration Hardware Holdings, Inc.	-0.5%
Cheniere Energy, Inc.	-0.5%
Fortinet, Inc.	-0.5%
Groupon, Inc.	-0.5%
Medidata Solutions, Inc.	-0.5%
CoStar Group, Inc.	-0.5%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2014 (Unaudited)

QuantShares U.S. Market Neutral Size Fund (SIZ)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (the “Target Size Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	87%
Equity Securities Held Short	-87%
Swap Agreements Held Long	13%
Swap Agreements Held Short	-14%

Largest Equity Holdings — Long

Company	% of Net Assets
Office Depot, Inc.	0.6%
Hawaiian Electric Industries, Inc.	0.5%
SS&C Technologies Holdings, Inc.	0.4%
RF Micro Devices, Inc.	0.4%
HEICO Corp.	0.4%
ON Semiconductor Corp.	0.4%
WellCare Health Plans, Inc.	0.4%
Visteon Corp.	0.4%
Apollo Education Group, Inc.	0.4%
Great Plains Energy, Inc.	0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Energy	7.40%	-7.50%
Basic Materials	3.78%	-4.39%
Industrials	17.85%	-18.11%
Consumer Goods	10.11%	-9.92%
Health Care	9.48%	-9.45%
Consumer Services	14.31%	-13.79%
Telecommunications	0.92%	-0.95%
Utilities	4.69%	-4.64%
Financials	20.82%	-20.90%
Technology	10.19%	-11.04%

All data as of 12/31/2014.

Largest Equity Holdings — Short

Company	% of Net Assets
Walgreens Boots Alliance, Inc.	-0.5%
Morgan Stanley	-0.5%
American Airlines Group, Inc.	-0.5%
Corning, Inc.	-0.5%
Biogen Idec, Inc.	-0.5%
Lowe's Cos., Inc.	-0.5%
General Motors Co.	-0.5%
Kroger Co./The	-0.4%
Oracle Corp.	-0.4%
EOG Resources, Inc.	-0.4%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2014 (Unaudited)

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock, including the short positions, in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Held Long	88%
Equity Securities Held Short	-89%
Swap Agreements Held Long	11%
Swap Agreements Held Short	-11%

Largest Equity Holdings — Long

Company	% of Net Assets
Rite Aid Corp.	0.6%
Staples, Inc.	0.6%
Diamond Offshore Drilling, Inc.	0.5%
NVR, Inc.	0.5%
Bemis Co., Inc.	0.5%
Restoration Hardware Holdings, Inc.	0.5%
AutoZone, Inc.	0.5%
WellCare Health Plans, Inc.	0.5%
Graphic Packaging Holding Co.	0.5%
Casey's General Stores, Inc.	0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Energy	6.68%	-6.61%
Basic Materials	4.28%	-3.83%
Industrials	18.56%	-18.29%
Consumer Goods	9.45%	-9.68%
Health Care	9.50%	-9.53%
Consumer Services	14.44%	-13.69%
Telecommunications	0.93%	-0.91%
Utilities	4.66%	-4.46%
Financials	20.56%	-20.80%
Technology	10.75%	-11.69%

All data as of 12/31/2014.

Largest Equity Holdings — Short

Company	% of Net Assets
athenahealth, Inc.	-0.6%
CarMax, Inc.	-0.5%
Isis Pharmaceuticals, Inc.	-0.5%
SS&C Technologies Holdings, Inc.	-0.5%
ON Semiconductor Corp.	-0.5%
Royal Caribbean Cruises Ltd.	-0.5%
Cheniere Energy, Inc.	-0.5%
Morgan Stanley	-0.5%
Manitowoc Co., Inc./The	-0.5%
Salix Pharmaceuticals Ltd.	-0.5%

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 86.9%
Aerospace & Defense – 4.3%
Curtiss-Wright Corp.(a)	75	$5,294
Esterline Technologies Corp.(a)*	45	4,936
General Dynamics Corp.(a)	37	5,092
Huntington Ingalls Industries, Inc.(a)	49	5,511
Lockheed Martin Corp.(a)	28	5,392
Northrop Grumman Corp.(a)	38	5,601
Raytheon Co.(a)	50	5,408
Spirit AeroSystems Holdings, Inc., Class A(a)*	125	5,380
Textron, Inc.(a)	124	5,222
TransDigm Group, Inc.(a)	27	5,301
		53,137
Air Freight & Logistics – 0.4%
FedEx Corp.(a)	30	5,210
Airlines – 2.7%
Alaska Air Group, Inc.(a)	91	5,438
Delta Air Lines, Inc.(a)	116	5,706
JetBlue Airways Corp.(a)*	363	5,757
Southwest Airlines Co.(a)	128	5,417
Spirit Airlines, Inc.(a)*	65	4,913
United Continental Holdings, Inc.(a)*	89	5,953
		33,184
Automobiles – 0.4%
Tesla Motors, Inc.(a)*	22	4,893
Beverages – 1.7%
Constellation Brands, Inc., Class A(a)*	56	5,497
Dr. Pepper Snapple Group, Inc.(a)	73	5,233
Molson Coors Brewing Co., Class B(a)	70	5,216
Monster Beverage Corp.(a)*	48	5,201
		21,147
Biotechnology – 3.8%
Alexion Pharmaceuticals, Inc.(a)*	27	4,996
Alnylam Pharmaceuticals, Inc.(a)*	52	5,044
Gilead Sciences, Inc.(a)*	53	4,996
Incyte Corp.(a)*	71	5,191
Intercept Pharmaceuticals, Inc.(a)*	37	5,772
Isis Pharmaceuticals, Inc.(a)*	101	6,235
Medivation, Inc.(a)*	46	4,582
Puma Biotechnology, Inc.(a)*	23	4,353
Vertex Pharmaceuticals, Inc.(a)*	45	5,346
		46,515
Capital Markets – 1.8%
Ameriprise Financial, Inc.(a)	41	5,422
Bank of New York Mellon Corp./The(a)	135	5,477
E*TRADE Financial Corp.(a)*	237	5,748

	Number of Shares	Value
Legg Mason, Inc.(a)	94	$5,017
		21,664
Chemicals – 2.6%
Air Products & Chemicals, Inc.(a)	37	5,336
CF Industries Holdings, Inc.(a)	20	5,451
Dow Chemical Co./The(a)	111	5,063
Platform Specialty Products Corp.(a)*	214	4,969
Sherwin-Williams Co./The(a)	22	5,787
Westlake Chemical Corp.(a)	86	5,254
		31,860
Commercial Services & Supplies – 1.3%
Cintas Corp.(a)	73	5,726
Covanta Holding Corp.(a)	213	4,688
Deluxe Corp.(a)	90	5,603
		16,017
Communications Equipment – 1.3%
ARRIS Group, Inc.(a)*	179	5,404
F5 Networks, Inc.(a)*	41	5,349
Palo Alto Networks, Inc.(a)*	44	5,393
		16,146
Consumer Finance – 0.4%
Discover Financial Services(a)	82	5,370
Containers & Packaging – 1.4%
Ball Corp.(a)	80	5,454
Graphic Packaging Holding Co.(a)*	431	5,870
MeadWestvaco Corp.(a)	120	5,327
		16,651
Diversified Consumer Services – 0.9%
DeVry Education Group, Inc.(a)	110	5,222
Graham Holdings Co., Class B(a)	6	5,182
		10,404
Diversified Financial Services – 0.8%
McGraw Hill Financial, Inc.(a)	58	5,161
Moody's Corp.(a)	53	5,078
		10,239
Diversified Telecommunication Services – 0.9%
Frontier Communications Corp.(a)	754	5,029
Level 3 Communications, Inc.(a)*	108	5,333
		10,362
Electric Utilities – 1.8%
Edison International(a)	85	5,566
Entergy Corp.(a)	64	5,599
Exelon Corp.(a)	149	5,525
ITC Holdings Corp.(a)	141	5,700
		22,390

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Electrical Equipment – 0.5%
Acuity Brands, Inc.(a)	39	$5,463
Electronic Equipment, Instruments & Components – 1.4%
CDW Corp.(a)	152	5,346
Cognex Corp.(a)*	131	5,414
Zebra Technologies Corp., Class A(a)*	74	5,728
		16,488
Energy Equipment & Services – 0.4%
Exterran Holdings, Inc.(a)	162	5,278
Food & Staples Retailing – 0.9%
CVS Health Corp.(a)	59	5,682
Kroger Co./The(a)	89	5,715
		11,397
Food Products – 1.2%
Keurig Green Mountain, Inc.(a)	38	5,031
Tyson Foods, Inc., Class A(a)	127	5,091
WhiteWave Foods Co./The(a)*	145	5,074
		15,196
Gas Utilities – 0.5%
UGI Corp.(a)	142	5,393
Health Care Equipment & Supplies – 0.4%
Edwards Lifesciences Corp.(a)*	41	5,223
Health Care Providers & Services – 2.7%
Cardinal Health, Inc.(a)	65	5,247
Centene Corp.(a)*	55	5,712
HCA Holdings, Inc.(a)*	77	5,651
Health Net, Inc.(a)*	104	5,567
McKesson Corp.(a)	26	5,397
VCA, Inc.(a)*	114	5,560
		33,134
Hotels, Restaurants & Leisure – 1.8%
Domino's Pizza, Inc.(a)	57	5,368
Jack in the Box, Inc.(a)	72	5,757
Marriott International, Inc., Class A(a)	68	5,306
Royal Caribbean Cruises Ltd.(a)	73	6,017
		22,448
Household Durables – 1.7%
Harman International Industries, Inc.(a)	50	5,336
Leggett & Platt, Inc.(a)	127	5,412
Lennar Corp., Class A(a)	115	5,153
NVR, Inc.(a)*	4	5,101
		21,002
Independent Power and Renewable Electricity Producers – 0.4%
Dynegy, Inc.(a)*	161	4,886

	Number of Shares	Value
Insurance – 0.9%
FNF Group(a)	166	$5,718
Markel Corp.(a)*	8	5,463
		11,181
Internet & Catalog Retail – 0.4%
Expedia, Inc.(a)	62	5,292
Internet Software & Services – 0.8%
Facebook, Inc., Class A(a)*	70	5,462
Zillow, Inc., Class A(a)*	45	4,765
		10,227
IT Services – 1.7%
Broadridge Financial Solutions, Inc.(a)	119	5,496
FleetCor Technologies, Inc.(a)*	35	5,205
Global Payments, Inc.(a)	62	5,005
VeriFone Systems, Inc.(a)*	150	5,580
		21,286
Life Sciences Tools & Services – 0.4%
Illumina, Inc.(a)*	28	5,168
Machinery – 1.3%
Middleby Corp./The(a)*	57	5,649
Trinity Industries, Inc.(a)	176	4,930
Wabtec Corp.(a)	61	5,300
		15,879
Media – 1.3%
DISH Network Corp., Class A(a)*	68	4,957
Live Nation Entertainment, Inc.(a)*	201	5,248
Walt Disney Co./The(a)	58	5,463
		15,668
Metals & Mining – 1.6%
Alcoa, Inc.(a)	312	4,926
Compass Minerals International, Inc.(a)	61	5,297
Royal Gold, Inc.(a)	81	5,079
United States Steel Corp.(a)	162	4,332
		19,634
Multiline Retail – 0.5%
Macy's, Inc.(a)	83	5,457
Multi-Utilities – 0.9%
NiSource, Inc.(a)	128	5,430
Vectren Corp.(a)	121	5,594
		11,024
Oil, Gas & Consumable Fuels – 6.0%
Cheniere Energy, Inc.(a)*	85	5,984
Cimarex Energy Co.(a)	52	5,512
Diamondback Energy, Inc.(a)*	96	5,739
Kinder Morgan, Inc.(a)	130	5,500

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Marathon Petroleum Corp.(a)	60	$5,416
ONEOK, Inc.(a)	99	4,929
Phillips 66(a)	73	5,234
SemGroup Corp., Class A(a)	72	4,924
Targa Resources Corp.(a)	47	4,984
Teekay Corp.(a)	106	5,394
Tesoro Corp.(a)	70	5,205
Valero Energy Corp.(a)	110	5,445
Western Refining, Inc.(a)	130	4,912
Williams Cos., Inc./The(a)	104	4,674
		73,852
Pharmaceuticals – 2.1%
Actavis plc(a)*	20	5,148
Akorn, Inc.(a)*	133	4,814
Jazz Pharmaceuticals plc(a)*	31	5,076
Mallinckrodt plc(a)*	58	5,744
Pacira Pharmaceuticals, Inc.(a)*	56	4,965
		25,747
Professional Services – 0.5%
Robert Half International, Inc.(a)	94	5,488
Real Estate Investment Trusts (REITs) – 12.3%
Alexandria Real Estate Equities, Inc.(a)	62	5,502
American Tower Corp.(a)	51	5,041
Apartment Investment & Management Co., Class A(a)	143	5,312
AvalonBay Communities, Inc.(a)	33	5,392
Camden Property Trust(a)	70	5,169
Chimera Investment Corp.(a)	1,593	5,066
CubeSmart(a)	248	5,473
Digital Realty Trust, Inc.(a)	76	5,039
Equity LifeStyle Properties, Inc.(a)	108	5,567
Equity Residential(a)	75	5,388
Essex Property Trust, Inc.(a)	26	5,372
Extra Space Storage, Inc.(a)	90	5,278
Federal Realty Investment Trust(a)	40	5,338
General Growth Properties, Inc.(a)	199	5,598
Host Hotels & Resorts, Inc.(a)	230	5,467
Iron Mountain, Inc.(a)	142	5,490
Kilroy Realty Corp.(a)	78	5,387
LaSalle Hotel Properties(a)	133	5,383
Macerich Co./The(a)	67	5,588
NorthStar Realty Finance Corp.(a)	293	5,151
Omega Healthcare Investors, Inc.(a)	139	5,431
Pebblebrook Hotel Trust(a)	125	5,704
Post Properties, Inc.(a)	92	5,407
RLJ Lodging Trust(a)	163	5,465
Spirit Realty Capital, Inc.(a)	456	5,422
Strategic Hotels & Resorts, Inc.(a)*	405	5,358
UDR, Inc.(a)	173	5,332

	Number of Shares	Value
Vornado Realty Trust(a)	48	$5,650
		150,770
Real Estate Management & Development – 1.3%
CBRE Group, Inc., Class A(a)*	159	5,446
Howard Hughes Corp./The(a)*	37	4,826
Jones Lang LaSalle, Inc.(a)	37	5,547
		15,819
Road & Rail – 3.0%
Avis Budget Group, Inc.(a)*	89	5,903
CSX Corp.(a)	146	5,290
Landstar System, Inc.(a)	67	4,859
Norfolk Southern Corp.(a)	47	5,152
Old Dominion Freight Line, Inc.(a)*	67	5,202
Ryder System, Inc.(a)	57	5,292
Union Pacific Corp.(a)	45	5,361
		37,059
Semiconductors & Semiconductor Equipment – 3.6%
Avago Technologies Ltd.(a)	58	5,834
Broadcom Corp., Class A(a)	125	5,416
Intel Corp.(a)	144	5,226
Lam Research Corp.(a)	65	5,157
Micron Technology, Inc.(a)*	150	5,252
RF Micro Devices, Inc.(a)*	368	6,105
Skyworks Solutions, Inc.(a)	80	5,817
SunEdison, Inc.(a)*	253	4,936
		43,743
Software – 1.7%
Autodesk, Inc.(a)*	86	5,165
Electronic Arts, Inc.(a)*	123	5,783
Microsoft Corp.(a)	112	5,202
Verint Systems, Inc.(a)*	88	5,129
		21,279
Specialty Retail – 1.8%
Advance Auto Parts, Inc.(a)	36	5,734
Foot Locker, Inc.(a)	94	5,281
O'Reilly Automotive, Inc.(a)*	29	5,586
Signet Jewelers Ltd.(a)	41	5,394
		21,995
Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.(a)	45	4,967
Hewlett-Packard Co.(a)	136	5,458
SanDisk Corp.(a)	52	5,095
Western Digital Corp.(a)	52	5,756
		21,276
Textiles, Apparel & Luxury Goods – 1.7%
Hanesbrands, Inc.(a)	47	5,246
Skechers U.S.A., Inc., Class A(a)*	87	4,807
Under Armour, Inc., Class A(a)*	74	5,024

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
VF Corp.(a)	72	$5,393
		20,470
Thrifts & Mortgage Finance – 0.4%
Radian Group, Inc.(a)	317	5,300
Tobacco – 0.9%
Altria Group, Inc.(a)	107	5,272
Reynolds American, Inc.(a)	82	5,270
		10,542
Trading Companies & Distributors – 1.3%
GATX Corp.(a)	85	4,891
HD Supply Holdings, Inc.(a)*	185	5,456
United Rentals, Inc.(a)*	48	4,896
		15,243
Water Utilities – 0.4%
American Water Works Co., Inc.(a)	101	5,383
Total Common Stocks Held Long (Cost $935,292)		1,065,879
Securities Sold Short – (87.8%)
Aerospace & Defense – (1.8%)
B/E Aerospace, Inc.*	(70)	(4,061)
HEICO Corp.	(101)	(6,100)
KLX, Inc.*	(35)	(1,444)
Precision Castparts Corp.	(23)	(5,540)
Triumph Group, Inc.	(80)	(5,378)
		(22,523)
Auto Components – (0.5%)
Dana Holding Corp.	(256)	(5,565)
Automobiles – (0.9%)
Ford Motor Co.	(347)	(5,379)
General Motors Co.	(166)	(5,795)
		(11,174)
Banks – (4.5%)
BankUnited, Inc.	(178)	(5,157)
CIT Group, Inc.	(111)	(5,309)
Citigroup, Inc.	(100)	(5,411)
Commerce Bancshares, Inc.	(131)	(5,697)
First Niagara Financial Group, Inc.	(660)	(5,564)
First Republic Bank	(105)	(5,472)
FirstMerit Corp.	(300)	(5,667)
Prosperity Bancshares, Inc.	(95)	(5,259)
Regions Financial Corp.	(535)	(5,650)
Zions Bancorp	(192)	(5,474)
		(54,660)
Biotechnology – (0.8%)
Pharmacyclics, Inc.*	(38)	(4,646)
Seattle Genetics, Inc.*	(145)	(4,659)
		(9,305)

	Number of Shares	Value
Building Products – (0.9%)
Owens Corning	(157)	$(5,622)
USG Corp.*	(189)	(5,290)
		(10,912)
Capital Markets – (2.2%)
Affiliated Managers Group, Inc.*	(27)	(5,731)
Eaton Vance Corp.	(129)	(5,280)
Franklin Resources, Inc.	(95)	(5,260)
LPL Financial Holdings, Inc.	(127)	(5,658)
Waddell & Reed Financial, Inc., Class A	(111)	(5,530)
		(27,459)
Chemicals – (1.8%)
Albemarle Corp.	(91)	(5,472)
Axiall Corp.	(126)	(5,351)
FMC Corp.	(99)	(5,646)
Mosaic Co./The	(118)	(5,387)
		(21,856)
Commercial Services & Supplies – (0.9%)
ADT Corp./The	(155)	(5,615)
Clean Harbors, Inc.*	(114)	(5,478)
		(11,093)
Communications Equipment – (0.5%)
QUALCOMM, Inc.	(75)	(5,575)
Construction & Engineering – (1.7%)
Chicago Bridge & Iron Co. N.V.	(108)	(4,534)
Fluor Corp.	(87)	(5,275)
Jacobs Engineering Group, Inc.*	(118)	(5,273)
KBR, Inc.	(313)	(5,305)
		(20,387)
Consumer Finance – (0.4%)
PRA Group, Inc.*	(92)	(5,330)
Containers & Packaging – (0.5%)
Owens-Illinois, Inc.*	(212)	(5,722)
Distributors – (0.4%)
LKQ Corp.*	(186)	(5,230)
Diversified Consumer Services – (0.5%)
Sotheby's	(133)	(5,743)
Diversified Financial Services – (0.4%)
Leucadia National Corp.	(233)	(5,224)
Electric Utilities – (1.0%)
FirstEnergy Corp.	(147)	(5,731)
Hawaiian Electric Industries, Inc.	(193)	(6,462)
		(12,193)
Electrical Equipment – (1.8%)
Babcock & Wilcox Co./The	(183)	(5,545)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Eaton Corp. plc	(81)	$(5,505)
Generac Holdings, Inc.*	(125)	(5,845)
Regal-Beloit Corp.	(75)	(5,640)
		(22,535)
Electronic Equipment, Instruments & Components – (0.9%)
FEI Co.	(63)	(5,692)
Trimble Navigation Ltd.*	(194)	(5,149)
		(10,841)
Energy Equipment & Services – (3.5%)
Atwood Oceanics, Inc.*	(172)	(4,880)
Core Laboratories N.V.	(44)	(5,295)
Diamond Offshore Drilling, Inc.	(181)	(6,644)
Dril-Quip, Inc.*	(67)	(5,141)
Ensco plc, Class A	(161)	(4,822)
Noble Corp. plc	(304)	(5,037)
Oceaneering International, Inc.	(86)	(5,058)
Rowan Cos., plc, Class A	(248)	(5,783)
		(42,660)
Food & Staples Retailing – (0.9%)
Sprouts Farmers Market, Inc.*	(168)	(5,709)
Whole Foods Market, Inc.	(111)	(5,596)
		(11,305)
Food Products – (1.3%)
Darling Ingredients, Inc.*	(290)	(5,266)
Flowers Foods, Inc.	(276)	(5,297)
JM Smucker Co./The	(53)	(5,352)
		(15,915)
Gas Utilities – (0.9%)
National Fuel Gas Co.	(78)	(5,423)
Questar Corp.	(224)	(5,663)
		(11,086)
Health Care Equipment & Supplies – (2.7%)
Align Technology, Inc.*	(95)	(5,311)
Baxter International, Inc.	(74)	(5,424)
Boston Scientific Corp.*	(420)	(5,565)
DENTSPLY International, Inc.	(98)	(5,220)
ResMed, Inc.	(101)	(5,662)
West Pharmaceutical Services, Inc.	(102)	(5,431)
		(32,613)
Health Care Providers & Services – (1.8%)
Laboratory Corp. of America Holdings*	(52)	(5,611)
Patterson Cos., Inc.	(112)	(5,387)
Quest Diagnostics, Inc.	(83)	(5,566)
WellCare Health Plans, Inc.*	(73)	(5,990)
		(22,554)
Health Care Technology – (0.5%)
athenahealth, Inc.*	(45)	(6,557)

	Number of Shares	Value
Hotels, Restaurants & Leisure – (0.9%)
International Game Technology	(316)	$(5,451)
McDonald's Corp.	(56)	(5,247)
		(10,698)
Household Durables – (0.8%)
Toll Brothers, Inc.*	(156)	(5,346)
Tupperware Brands Corp.	(81)	(5,103)
		(10,449)
Independent Power and Renewable Electricity Producers – (0.4%)
AES Corp./The	(392)	(5,398)
Insurance – (5.8%)
Aflac, Inc.	(90)	(5,498)
Allied World Assurance Co. Holdings AG	(143)	(5,423)
Arch Capital Group Ltd.*	(94)	(5,555)
Arthur J. Gallagher & Co.	(112)	(5,273)
Brown & Brown, Inc.	(167)	(5,496)
Cincinnati Financial Corp.	(106)	(5,494)
Genworth Financial, Inc., Class A*	(602)	(5,117)
Loews Corp.	(130)	(5,463)
Old Republic International Corp.	(356)	(5,208)
ProAssurance Corp.	(119)	(5,373)
Progressive Corp./The	(198)	(5,344)
Prudential Financial, Inc.	(63)	(5,699)
Willis Group Holdings plc	(126)	(5,646)
		(70,589)
Internet & Catalog Retail – (1.3%)
Amazon.com, Inc.*	(16)	(4,965)
Groupon, Inc.*	(718)	(5,931)
TripAdvisor, Inc.*	(73)	(5,450)
		(16,346)
Internet Software & Services – (2.1%)
AOL, Inc.*	(116)	(5,356)
CoStar Group, Inc.*	(32)	(5,876)
LinkedIn Corp., Class A*	(24)	(5,513)
Pandora Media, Inc.*	(277)	(4,939)
Twitter, Inc.*	(130)	(4,663)
		(26,347)
IT Services – (2.2%)
CoreLogic, Inc.*	(162)	(5,118)
Genpact Ltd.*	(296)	(5,603)
International Business Machines Corp.	(33)	(5,294)
Leidos Holdings, Inc.	(133)	(5,788)
Teradata Corp.*	(119)	(5,198)
		(27,001)
Leisure Products – (0.4%)
Mattel, Inc.	(172)	(5,323)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Life Sciences Tools & Services – (1.8%)
Bio-Rad Laboratories, Inc., Class A*	(45)	$(5,426)
Bio-Techne Corp.	(58)	(5,359)
Bruker Corp.*	(284)	(5,572)
Waters Corp.*	(46)	(5,185)
		(21,542)
Machinery – (2.7%)
AGCO Corp.	(128)	(5,786)
Colfax Corp.*	(105)	(5,415)
Kennametal, Inc.	(147)	(5,261)
Navistar International Corp.*	(151)	(5,055)
Oshkosh Corp.	(121)	(5,887)
Terex Corp.	(190)	(5,297)
		(32,701)
Media – (2.6%)
AMC Networks, Inc., Class A*	(84)	(5,357)
Discovery Communications, Inc., Class C*	(161)	(5,429)
Lions Gate Entertainment Corp.	(163)	(5,219)
News Corp., Class A*	(347)	(5,444)
Sirius XM Holdings, Inc.*	(1,503)	(5,261)
Viacom, Inc., Class B	(72)	(5,418)
		(32,128)
Metals & Mining – (1.7%)
Carpenter Technology Corp.	(107)	(5,270)
Freeport-McMoRan, Inc.	(201)	(4,695)
Newmont Mining Corp.	(290)	(5,481)
Reliance Steel & Aluminum Co.	(84)	(5,147)
		(20,593)
Multiline Retail – (0.8%)
Dollar Tree, Inc.*	(79)	(5,560)
Sears Holdings Corp.*	(146)	(4,815)
		(10,375)
Multi-Utilities – (1.8%)
CenterPoint Energy, Inc.	(226)	(5,295)
Consolidated Edison, Inc.	(86)	(5,677)
Dominion Resources, Inc.	(74)	(5,691)
MDU Resources Group, Inc.	(220)	(5,170)
		(21,833)
Oil, Gas & Consumable Fuels – (3.2%)
Cobalt International Energy, Inc.*	(596)	(5,299)
Denbury Resources, Inc.	(662)	(5,382)
Gulfport Energy Corp.*	(114)	(4,758)
Laredo Petroleum, Inc.*	(481)	(4,978)
Oasis Petroleum, Inc.*	(304)	(5,028)
Peabody Energy Corp.	(532)	(4,118)
QEP Resources, Inc.	(257)	(5,197)

	Number of Shares	Value
SM Energy Co.	(118)	$(4,552)
		(39,312)
Personal Products – (0.4%)
Avon Products, Inc.	(554)	(5,202)
Pharmaceuticals – (1.3%)
Endo International plc*	(74)	(5,337)
Perrigo Co. plc	(34)	(5,683)
Pfizer, Inc.	(172)	(5,358)
		(16,378)
Professional Services – (1.3%)
ManpowerGroup, Inc.	(81)	(5,522)
Towers Watson & Co., Class A	(48)	(5,432)
Verisk Analytics, Inc., Class A*	(86)	(5,508)
		(16,462)
Real Estate Investment Trusts (REITs) – (3.5%)
American Realty Capital Properties, Inc.	(577)	(5,222)
CBL & Associates Properties, Inc.	(277)	(5,379)
Corrections Corp. of America	(148)	(5,378)
Gaming and Leisure Properties, Inc.	(171)	(5,017)
Lexington Realty Trust	(488)	(5,358)
Plum Creek Timber Co., Inc.	(130)	(5,563)
Rayonier, Inc.	(198)	(5,532)
Senior Housing Properties Trust	(241)	(5,329)
		(42,778)
Real Estate Management & Development – (0.4%)
Realogy Holdings Corp.*	(118)	(5,250)
Semiconductors & Semiconductor Equipment – (0.4%)
Cree, Inc.*	(149)	(4,801)
Software – (4.3%)
ANSYS, Inc.*	(65)	(5,330)
Aspen Technology, Inc.*	(140)	(4,903)
CA, Inc.	(174)	(5,298)
CommVault Systems, Inc.*	(114)	(5,893)
Guidewire Software, Inc.*	(105)	(5,316)
Informatica Corp.*	(147)	(5,606)
Nuance Communications, Inc.*	(354)	(5,052)
Solera Holdings, Inc.	(102)	(5,220)
Splunk, Inc.*	(80)	(4,716)
Ultimate Software Group, Inc./The*	(36)	(5,285)
		(52,619)
Specialty Retail – (5.1%)
Bed Bath & Beyond, Inc.*	(74)	(5,637)
Best Buy Co., Inc.	(138)	(5,379)
Cabela's, Inc.*	(99)	(5,218)
Chico's FAS, Inc.	(340)	(5,511)
Dick's Sporting Goods, Inc.	(107)	(5,313)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
DSW, Inc., Class A	(154)	$(5,744)
GNC Holdings, Inc., Class A	(122)	(5,729)
PetSmart, Inc.	(69)	(5,609)
Staples, Inc.	(383)	(6,940)
Ulta Salon Cosmetics & Fragrance, Inc.*	(43)	(5,497)
Urban Outfitters, Inc.*	(166)	(5,832)
		(62,409)
Technology Hardware, Storage & Peripherals – (1.3%)
3D Systems Corp.*	(154)	(5,062)
NCR Corp.*	(182)	(5,304)
NetApp, Inc.	(127)	(5,264)
		(15,630)
Textiles, Apparel & Luxury Goods – (3.6%)
Coach, Inc.	(146)	(5,484)
Fossil Group, Inc.*	(49)	(5,426)
Kate Spade & Co.*	(169)	(5,410)
Lululemon Athletica, Inc.*	(112)	(6,248)
Michael Kors Holdings Ltd.*	(71)	(5,332)
PVH Corp.	(43)	(5,511)
Ralph Lauren Corp.	(29)	(5,370)
Wolverine World Wide, Inc.	(177)	(5,216)
		(43,997)
Thrifts & Mortgage Finance – (1.2%)
New York Community Bancorp, Inc.	(340)	(5,440)
Ocwen Financial Corp.*	(237)	(3,578)
People's United Financial, Inc.	(365)	(5,541)
		(14,559)

	Number of Shares	Value
Trading Companies & Distributors – (1.3%)
Fastenal Co.	(120)	$(5,707)
MRC Global, Inc.*	(267)	(4,045)
W.W. Grainger, Inc.	(22)	(5,608)
		(15,360)
Water Utilities – (0.4%)
Aqua America, Inc.	(202)	(5,393)
Wireless Telecommunication Services – (0.8%)
Sprint Corp.*	(1,064)	(4,416)
Telephone & Data Systems, Inc.	(213)	(5,378)
		(9,794)
Total Securities Sold Short (Proceeds Received $1,127,085)		(1,077,284)
Other assets less liabilities — 100.9%		1,237,796
Net Assets — 100.0%		$1,226,391
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2014, the aggregate amount held in a segregated account was $1,065,879.

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$249,800
Aggregate gross unrealized depreciation	(72,285)
Net unrealized appreciation	$177,515
Federal income tax cost of investments	$(188,920)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
128,244 USD	10/05/2015	Morgan Stanley	0.62%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(3))	$25,177	—	$25,177
(123,878) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(3))	(0.08)%	(21,656)	—	(21,656)
					$3,521		$3,521
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 86.4%
Aerospace & Defense – 3.0%
Alliant Techsystems, Inc.(a)	102	$11,857
Exelis, Inc.	652	11,429
Huntington Ingalls Industries, Inc.(a)	106	11,921
L-3 Communications Holdings, Inc.(a)	94	11,864
Northrop Grumman Corp.(a)	82	12,086
Textron, Inc.(a)	270	11,370
Triumph Group, Inc.(a)	172	11,562
		82,089
Airlines – 2.3%
Alaska Air Group, Inc.(a)	196	11,713
Delta Air Lines, Inc.(a)	252	12,396
JetBlue Airways Corp.(a)*	788	12,498
Southwest Airlines Co.(a)	280	11,849
United Continental Holdings, Inc.(a)*	194	12,977
		61,433
Auto Components – 2.2%
Autoliv, Inc.(a)	118	12,522
Dana Holding Corp.(a)	552	12,000
Johnson Controls, Inc.(a)	232	11,215
Lear Corp.(a)	122	11,966
Tenneco, Inc.(a)*	214	12,115
		59,818
Automobiles – 0.9%
Ford Motor Co.(a)	748	11,594
General Motors Co.(a)	358	12,498
		24,092
Banks – 3.6%
Bank of America Corp.(a)	686	12,273
Citigroup, Inc.(a)	216	11,688
First Niagara Financial Group, Inc.(a)	1,424	12,004
JPMorgan Chase & Co.(a)	194	12,140
PNC Financial Services Group, Inc.(a)	134	12,225
Popular, Inc.(a)*	358	12,190
Regions Financial Corp.(a)	1,154	12,186
SunTrust Banks, Inc.(a)	298	12,486
		97,192
Beverages – 0.4%
Molson Coors Brewing Co., Class B(a)	152	11,327
Building Products – 0.4%
Owens Corning(a)	338	12,104
Capital Markets – 0.4%
Goldman Sachs Group, Inc./The(a)	62	12,017
Chemicals – 2.5%
Axiall Corp.(a)	270	11,467

	Number of Shares	Value
Cabot Corp.(a)	270	$11,842
Celanese Corp.(a)	196	11,752
Eastman Chemical Co.(a)	140	10,620
Huntsman Corp.(a)	466	10,616
Westlake Chemical Corp.(a)	186	11,363
		67,660
Commercial Services & Supplies – 0.9%
ADT Corp./The(a)	334	12,101
R.R. Donnelley & Sons Co.(a)	688	11,562
		23,663
Communications Equipment – 1.7%
ARRIS Group, Inc.(a)*	388	11,714
Brocade Communications Systems, Inc.(a)	1,028	12,171
Cisco Systems, Inc.(a)	424	11,794
Juniper Networks, Inc.(a)	528	11,785
		47,464
Construction & Engineering – 1.3%
AECOM Technology Corp.(a)*	366	11,116
Jacobs Engineering Group, Inc.(a)*	254	11,351
KBR, Inc.(a)	676	11,458
		33,925
Consumer Finance – 0.9%
Ally Financial, Inc.(a)*	494	11,668
Capital One Financial Corp.(a)	140	11,557
		23,225
Containers & Packaging – 1.4%
Owens-Illinois, Inc.(a)*	458	12,361
Rock-Tenn Co., Class A(a)	206	12,562
Sonoco Products Co.(a)	278	12,149
		37,072
Diversified Consumer Services – 0.9%
Apollo Education Group, Inc.(a)*	374	12,757
DeVry Education Group, Inc.(a)	238	11,298
		24,055
Diversified Financial Services – 0.4%
Voya Financial, Inc.(a)	280	11,866
Diversified Telecommunication Services – 0.8%
AT&T, Inc.(a)	330	11,085
CenturyLink, Inc.(a)	286	11,320
		22,405
Electric Utilities – 2.3%
Entergy Corp.(a)	140	12,247
Exelon Corp.(a)	324	12,014
FirstEnergy Corp.(a)	318	12,399
Great Plains Energy, Inc.(a)	446	12,671

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Portland General Electric Co.(a)	314	$11,878
		61,209
Electrical Equipment – 0.5%
Regal-Beloit Corp.(a)	162	12,182
Electronic Equipment, Instruments & Components – 2.2%
Anixter International, Inc.(a)*	134	11,854
Arrow Electronics, Inc.(a)*	200	11,578
Avnet, Inc.(a)	268	11,529
Corning, Inc.(a)	558	12,795
Jabil Circuit, Inc.(a)	564	12,312
		60,068
Energy Equipment & Services – 3.8%
Atwood Oceanics, Inc.(a)*	372	10,554
Diamond Offshore Drilling, Inc.	392	14,390
Ensco plc, Class A(a)	348	10,422
Nabors Industries Ltd.(a)	906	11,760
Noble Corp. plc(a)	656	10,870
Rowan Cos., plc, Class A(a)	534	12,453
Superior Energy Services, Inc.(a)	588	11,848
Transocean Ltd.	558	10,228
Unit Corp.(a)*	300	10,230
		102,755
Food & Staples Retailing – 0.4%
Wal-Mart Stores, Inc.(a)	134	11,508
Food Products – 2.1%
Archer-Daniels-Midland Co.(a)	220	11,440
Bunge Ltd.(a)	130	11,818
ConAgra Foods, Inc.(a)	322	11,682
Ingredion, Inc.(a)	140	11,878
Tyson Foods, Inc., Class A(a)	276	11,065
		57,883
Health Care Equipment & Supplies – 1.3%
Alere, Inc.(a)*	294	11,172
Baxter International, Inc.(a)	160	11,726
Boston Scientific Corp.(a)*	906	12,005
		34,903
Health Care Providers & Services – 6.2%
Aetna, Inc.(a)	134	11,903
Anthem, Inc.	92	11,562
Centene Corp.(a)*	118	12,254
Cigna Corp.(a)	114	11,732
Community Health Systems, Inc.(a)*	248	13,372
DaVita HealthCare Partners, Inc.(a)*	152	11,512
Express Scripts Holding Co.(a)*	140	11,854
Health Net, Inc.(a)*	226	12,098
Humana, Inc.(a)	84	12,065
Laboratory Corp. of America Holdings(a)*	112	12,085
LifePoint Hospitals, Inc.(a)*	168	12,081

	Number of Shares	Value
Quest Diagnostics, Inc.(a)	180	$12,071
UnitedHealth Group, Inc.(a)	118	11,928
Universal Health Services, Inc., Class B(a)	112	12,461
		168,978
Hotels, Restaurants & Leisure – 1.4%
Carnival Corp.(a)	264	11,967
Norwegian Cruise Line Holdings Ltd.(a)*	264	12,344
Royal Caribbean Cruises Ltd.(a)	160	13,189
		37,500
Household Durables – 0.9%
Jarden Corp.(a)*	264	12,641
PulteGroup, Inc.(a)	542	11,631
		24,272
Household Products – 0.4%
Energizer Holdings, Inc.(a)	90	11,570
Independent Power and Renewable Electricity Producers – 0.8%
AES Corp./The(a)	846	11,649
Dynegy, Inc.(a)*	350	10,623
		22,272
Industrial Conglomerates – 0.4%
General Electric Co.(a)	440	11,119
Insurance – 10.8%
ACE Ltd.(a)	102	11,718
Allstate Corp./The(a)	172	12,083
American Financial Group, Inc.(a)	192	11,658
American International Group, Inc.(a)	214	11,986
Aspen Insurance Holdings Ltd.(a)	266	11,643
Assurant, Inc.(a)	172	11,770
Assured Guaranty Ltd.(a)	456	11,852
Axis Capital Holdings Ltd.(a)	234	11,955
CNO Financial Group, Inc.(a)	668	11,503
Endurance Specialty Holdings Ltd.(a)	200	11,968
Everest Re Group Ltd.(a)	66	11,240
Genworth Financial, Inc., Class A(a)*	1,300	11,050
Hanover Insurance Group, Inc./The(a)	162	11,554
Hartford Financial Services Group, Inc./The(a)	282	11,757
Lincoln National Corp.(a)	206	11,880
MetLife, Inc.(a)	210	11,359
PartnerRe Ltd.(a)	100	11,413
Prudential Financial, Inc.(a)	136	12,303
Reinsurance Group of America, Inc.(a)	136	11,916
RenaissanceRe Holdings Ltd.(a)	120	11,666
StanCorp Financial Group, Inc.(a)	176	12,295
Travelers Cos., Inc./The(a)	112	11,855
Unum Group(a)	350	12,208
Validus Holdings Ltd.(a)	282	11,720

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
XL Group plc(a)	328	$11,273
		293,625
Internet Software & Services – 0.4%
AOL, Inc.(a)*	252	11,635
IT Services – 1.3%
Amdocs Ltd.(a)	240	11,197
Computer Sciences Corp.(a)	184	11,601
Xerox Corp.	840	11,643
		34,441
Leisure Products – 0.4%
Mattel, Inc.(a)	370	11,450
Life Sciences Tools & Services – 0.4%
Bio-Rad Laboratories, Inc., Class A(a)*	98	11,815
Machinery – 3.4%
AGCO Corp.(a)	276	12,475
Caterpillar, Inc.(a)	116	10,617
Deere & Co.(a)	136	12,032
Joy Global, Inc.(a)	240	11,165
Kennametal, Inc.(a)	316	11,310
Stanley Black & Decker, Inc.(a)	124	11,914
Timken Co./The(a)	274	11,694
Trinity Industries, Inc.(a)	382	10,700
		91,907
Media – 2.1%
Comcast Corp., Class A(a)	204	11,834
Gannett Co., Inc.(a)	360	11,495
John Wiley & Sons, Inc., Class A(a)	196	11,611
Liberty Media Corp.(a)*	322	11,280
News Corp., Class A(a)*	748	11,736
		57,956
Metals & Mining – 0.7%
Freeport-McMoRan, Inc.(a)	434	10,138
United States Steel Corp.(a)	352	9,413
		19,551
Multiline Retail – 1.8%
Dillard's, Inc., Class A(a)	98	12,267
Kohl's Corp.(a)	196	11,964
Macy's, Inc.(a)	180	11,835
Target Corp.(a)	158	11,994
		48,060
Multi-Utilities – 1.3%
MDU Resources Group, Inc.(a)	476	11,186
PG&E Corp.(a)	230	12,245
Public Service Enterprise Group, Inc.(a)	280	11,595
		35,026

	Number of Shares	Value
Oil, Gas & Consumable Fuels – 2.2%
Apache Corp.(a)	180	$11,281
Denbury Resources, Inc.(a)	1,428	11,610
Devon Energy Corp.(a)	198	12,119
Newfield Exploration Co.(a)*	426	11,553
Valero Energy Corp.(a)	240	11,880
		58,443
Paper & Forest Products – 0.4%
Domtar Corp.(a)	288	11,583
Personal Products – 0.4%
Herbalife Ltd.	270	10,179
Pharmaceuticals – 0.4%
Pfizer, Inc.(a)	372	11,588
Professional Services – 0.4%
ManpowerGroup, Inc.(a)	176	11,998
Real Estate Investment Trusts (REITs) – 2.0%
American Capital Agency Corp.(a)	508	11,090
Annaly Capital Management, Inc.(a)	1,014	10,961
Chimera Investment Corp.(a)	3,464	11,016
MFA Financial, Inc.(a)	1,396	11,154
Two Harbors Investment Corp.(a)	1,116	11,182
		55,403
Road & Rail – 0.4%
Ryder System, Inc.(a)	124	11,513
Semiconductors & Semiconductor Equipment – 2.2%
Intel Corp.(a)	312	11,323
Marvell Technology Group Ltd.(a)	828	12,006
Micron Technology, Inc.(a)*	326	11,413
ON Semiconductor Corp.(a)*	1,296	13,128
Teradyne, Inc.(a)	590	11,676
		59,546
Software – 1.7%
CA, Inc.(a)	376	11,449
Nuance Communications, Inc.(a)*	764	10,902
Symantec Corp.(a)	448	11,494
Synopsys, Inc.(a)*	266	11,563
		45,408
Specialty Retail – 3.6%
Bed Bath & Beyond, Inc.(a)*	160	12,187
Best Buy Co., Inc.(a)	298	11,616
Dick's Sporting Goods, Inc.(a)	232	11,519
Foot Locker, Inc.(a)	204	11,461
GameStop Corp., Class A	312	10,546
Gap, Inc./The(a)	292	12,296
Staples, Inc.(a)	826	14,967

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Urban Outfitters, Inc.(a)*	358	$12,576
		97,168
Technology Hardware, Storage & Peripherals – 2.2%
EMC Corp.(a)	384	11,420
Hewlett-Packard Co.(a)	296	11,879
Lexmark International, Inc., Class A(a)	272	11,226
NCR Corp.(a)*	394	11,481
Western Digital Corp.(a)	112	12,398
		58,404
Trading Companies & Distributors – 1.2%
Air Lease Corp.(a)	304	10,430
GATX Corp.(a)	184	10,587
NOW, Inc.*	442	11,373
		32,390
Total Common Stocks Held Long (Cost $2,210,696)		2,346,715
Securities Sold Short – (86.1%)
Aerospace & Defense – (0.9%)
HEICO Corp.	(220)	(13,288)
TransDigm Group, Inc.	(60)	(11,781)
		(25,069)
Air Freight & Logistics – (1.3%)
C.H. Robinson Worldwide, Inc.	(158)	(11,832)
Expeditors International of Washington, Inc.	(252)	(11,242)
United Parcel Service, Inc., Class B	(106)	(11,784)
		(34,858)
Automobiles – (0.4%)
Tesla Motors, Inc.*	(48)	(10,676)
Beverages – (0.8%)
Brown-Forman Corp., Class B	(122)	(10,717)
Monster Beverage Corp.*	(104)	(11,268)
		(21,985)
Biotechnology – (6.3%)
Alexion Pharmaceuticals, Inc.*	(60)	(11,102)
Alkermes plc*	(212)	(12,415)
Alnylam Pharmaceuticals, Inc.*	(114)	(11,058)
BioMarin Pharmaceutical, Inc.*	(130)	(11,752)
Cepheid, Inc.*	(210)	(11,370)
Incyte Corp.*	(156)	(11,405)
Intercept Pharmaceuticals, Inc.*	(80)	(12,480)
Isis Pharmaceuticals, Inc.*	(222)	(13,706)
Medivation, Inc.*	(102)	(10,160)
NPS Pharmaceuticals, Inc.*	(342)	(12,233)
Pharmacyclics, Inc.*	(84)	(10,270)
Puma Biotechnology, Inc.*	(50)	(9,464)
Regeneron Pharmaceuticals, Inc.*	(28)	(11,487)
Seattle Genetics, Inc.*	(316)	(10,153)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc.*	(98)	$(11,642)
		(170,697)
Building Products – (0.9%)
Allegion plc	(220)	(12,201)
Lennox International, Inc.	(126)	(11,979)
		(24,180)
Capital Markets – (2.3%)
Charles Schwab Corp./The	(416)	(12,559)
Federated Investors, Inc., Class B	(372)	(12,250)
NorthStar Asset Management Group, Inc.	(562)	(12,684)
SEI Investments Co.	(296)	(11,852)
TD Ameritrade Holding Corp.	(342)	(12,237)
		(61,582)
Chemicals – (4.4%)
Ecolab, Inc.	(106)	(11,079)
International Flavors & Fragrances, Inc.	(116)	(11,758)
Monsanto Co.	(98)	(11,708)
NewMarket Corp.	(30)	(12,106)
Platform Specialty Products Corp.*	(470)	(10,913)
PPG Industries, Inc.	(54)	(12,482)
RPM International, Inc.	(248)	(12,576)
Sherwin-Williams Co./The	(48)	(12,626)
Valspar Corp./The	(142)	(12,280)
W.R. Grace & Co.*	(122)	(11,638)
		(119,166)
Commercial Services & Supplies – (0.4%)
Stericycle, Inc.*	(92)	(12,059)
Communications Equipment – (0.4%)
Palo Alto Networks, Inc.*	(96)	(11,767)
Construction Materials – (0.4%)
Eagle Materials, Inc.	(140)	(10,644)
Containers & Packaging – (0.5%)
Sealed Air Corp.	(298)	(12,644)
Distributors – (0.4%)
Pool Corp.	(194)	(12,307)
Diversified Financial Services – (1.7%)
CBOE Holdings, Inc.	(196)	(12,430)
McGraw Hill Financial, Inc.	(126)	(11,212)
Moody's Corp.	(116)	(11,114)
MSCI, Inc.	(244)	(11,575)
		(46,331)
Diversified Telecommunication Services – (0.4%)
Level 3 Communications, Inc.*	(236)	(11,654)
Electric Utilities – (0.5%)
ITC Holdings Corp.	(308)	(12,452)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Electrical Equipment – (0.9%)
Acuity Brands, Inc.	(86)	$(12,046)
Sensata Technologies Holding N.V.*	(238)	(12,474)
		(24,520)
Electronic Equipment, Instruments & Components – (1.3%)
Amphenol Corp., Class A	(222)	(11,946)
Cognex Corp.*	(286)	(11,820)
National Instruments Corp.	(362)	(11,255)
		(35,021)
Energy Equipment & Services – (1.2%)
Core Laboratories N.V.	(94)	(11,312)
Dril-Quip, Inc.*	(146)	(11,203)
FMC Technologies, Inc.*	(248)	(11,616)
		(34,131)
Food & Staples Retailing – (0.5%)
Sprouts Farmers Market, Inc.*	(366)	(12,437)
Food Products – (1.7%)
Hershey Co./The	(118)	(12,264)
Keurig Green Mountain, Inc.	(82)	(10,856)
Mead Johnson Nutrition Co.	(114)	(11,462)
WhiteWave Foods Co./The*	(318)	(11,127)
		(45,709)
Gas Utilities – (0.9%)
National Fuel Gas Co.	(170)	(11,820)
Questar Corp.	(488)	(12,337)
		(24,157)
Health Care Equipment & Supplies – (0.9%)
DexCom, Inc.*	(226)	(12,441)
IDEXX Laboratories, Inc.*	(78)	(11,565)
		(24,006)
Health Care Technology – (1.0%)
athenahealth, Inc.*	(98)	(14,279)
Medidata Solutions, Inc.*	(270)	(12,892)
		(27,171)
Hotels, Restaurants & Leisure – (3.5%)
Buffalo Wild Wings, Inc.*	(70)	(12,627)
Chipotle Mexican Grill, Inc.*	(18)	(12,321)
Domino's Pizza, Inc.	(124)	(11,677)
Dunkin' Brands Group, Inc.	(244)	(10,407)
Jack in the Box, Inc.	(158)	(12,634)
Marriott International, Inc., Class A	(150)	(11,704)
Starbucks Corp.	(144)	(11,815)
Starwood Hotels & Resorts Worldwide, Inc.	(148)	(11,998)
		(95,183)
Household Durables – (0.4%)
Tempur Sealy International, Inc.*	(208)	(11,421)

	Number of Shares	Value
Household Products – (0.9%)
Clorox Co./The	(116)	$(12,088)
Colgate-Palmolive Co.	(168)	(11,624)
		(23,712)
Independent Power and Renewable Electricity Producers – (0.4%)
Calpine Corp.*	(512)	(11,331)
Internet & Catalog Retail – (2.6%)
Amazon.com, Inc.*	(34)	(10,552)
Groupon, Inc.*	(1,562)	(12,902)
HSN, Inc.	(160)	(12,160)
Netflix, Inc.*	(34)	(11,615)
Priceline Group, Inc./The*	(10)	(11,402)
TripAdvisor, Inc.*	(160)	(11,946)
		(70,577)
Internet Software & Services – (2.9%)
CoStar Group, Inc.*	(70)	(12,854)
Facebook, Inc., Class A*	(152)	(11,859)
LinkedIn Corp., Class A*	(52)	(11,945)
Pandora Media, Inc.*	(602)	(10,734)
Twitter, Inc.*	(282)	(10,115)
Yelp, Inc.*	(206)	(11,274)
Zillow, Inc., Class A*	(100)	(10,589)
		(79,370)
IT Services – (3.8%)
Alliance Data Systems Corp.*	(42)	(12,014)
Automatic Data Processing, Inc.	(138)	(11,505)
FleetCor Technologies, Inc.*	(78)	(11,599)
Gartner, Inc.*	(136)	(11,453)
MasterCard, Inc., Class A	(134)	(11,545)
MAXIMUS, Inc.	(222)	(12,175)
Paychex, Inc.	(248)	(11,450)
Visa, Inc., Class A	(46)	(12,061)
WEX, Inc.*	(100)	(9,892)
		(103,694)
Leisure Products – (0.4%)
Polaris Industries, Inc.	(76)	(11,494)
Life Sciences Tools & Services – (0.9%)
Illumina, Inc.*	(62)	(11,444)
Mettler-Toledo International, Inc.*	(40)	(12,098)
		(23,542)
Machinery – (2.6%)
Donaldson Co., Inc.	(302)	(11,666)
Graco, Inc.	(148)	(11,867)
Middleby Corp./The*	(124)	(12,289)
Navistar International Corp.*	(330)	(11,048)
Pall Corp.	(122)	(12,348)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Wabtec Corp.	(134)	$(11,643)
		(70,861)
Media – (1.7%)
DISH Network Corp., Class A*	(150)	(10,934)
Lions Gate Entertainment Corp.	(354)	(11,335)
Live Nation Entertainment, Inc.*	(440)	(11,488)
Sirius XM Holdings, Inc.*	(3,270)	(11,445)
		(45,202)
Metals & Mining – (0.4%)
Royal Gold, Inc.	(178)	(11,161)
Multiline Retail – (0.4%)
Sears Holdings Corp.*	(318)	(10,488)
Multi-Utilities – (1.7%)
CenterPoint Energy, Inc.	(492)	(11,527)
Dominion Resources, Inc.	(162)	(12,458)
NiSource, Inc.	(280)	(11,878)
Sempra Energy	(104)	(11,581)
		(47,444)
Oil, Gas & Consumable Fuels – (4.0%)
Antero Resources Corp.*	(248)	(10,064)
Cabot Oil & Gas Corp.	(352)	(10,423)
Cheniere Energy, Inc.*	(186)	(13,094)
Cobalt International Energy, Inc.*	(1,296)	(11,521)
Gulfport Energy Corp.*	(248)	(10,352)
ONEOK, Inc.	(216)	(10,755)
Range Resources Corp.	(174)	(9,300)
SemGroup Corp., Class A	(158)	(10,806)
Teekay Corp.	(232)	(11,806)
Williams Cos., Inc./The	(226)	(10,156)
		(108,277)
Personal Products – (0.4%)
Estee Lauder Cos., Inc./The, Class A	(160)	(12,192)
Pharmaceuticals – (0.4%)
Pacira Pharmaceuticals, Inc.*	(122)	(10,817)
Professional Services – (0.9%)
Robert Half International, Inc.	(208)	(12,144)
Verisk Analytics, Inc., Class A*	(188)	(12,041)
		(24,185)
Real Estate Investment Trusts (REITs) – (12.6%)
American Tower Corp.	(112)	(11,071)
Apartment Investment & Management Co., Class A	(314)	(11,665)
Boston Properties, Inc.	(90)	(11,582)
Crown Castle International Corp.	(142)	(11,175)
CubeSmart	(542)	(11,962)
Digital Realty Trust, Inc.	(168)	(11,138)
Duke Realty Corp.	(600)	(12,120)

	Number of Shares	Value
Equity LifeStyle Properties, Inc.	(236)	$(12,166)
Essex Property Trust, Inc.	(58)	(11,983)
Extra Space Storage, Inc.	(198)	(11,611)
Federal Realty Investment Trust	(88)	(11,745)
Gaming and Leisure Properties, Inc.	(372)	(10,914)
General Growth Properties, Inc.	(436)	(12,265)
Highwoods Properties, Inc.	(272)	(12,044)
Iron Mountain, Inc.	(310)	(11,985)
Kilroy Realty Corp.	(172)	(11,880)
Macerich Co./The	(148)	(12,345)
Plum Creek Timber Co., Inc.	(282)	(12,067)
Post Properties, Inc.	(200)	(11,754)
Public Storage	(62)	(11,461)
Rayonier, Inc.	(430)	(12,014)
Regency Centers Corp.	(190)	(12,118)
Ryman Hospitality Properties, Inc.	(226)	(11,919)
Simon Property Group, Inc.	(64)	(11,655)
Strategic Hotels & Resorts, Inc.*	(888)	(11,748)
Taubman Centers, Inc.	(148)	(11,310)
UDR, Inc.	(380)	(11,712)
Vornado Realty Trust	(106)	(12,477)
Weingarten Realty Investors	(324)	(11,314)
		(341,200)
Real Estate Management & Development – (0.8%)
CBRE Group, Inc., Class A*	(348)	(11,919)
Howard Hughes Corp./The*	(80)	(10,434)
		(22,353)
Road & Rail – (0.4%)
Landstar System, Inc.	(146)	(10,589)
Semiconductors & Semiconductor Equipment – (0.9%)
Cavium, Inc.*	(206)	(12,735)
SunEdison, Inc.*	(554)	(10,808)
		(23,543)
Software – (5.6%)
FactSet Research Systems, Inc.	(86)	(12,104)
Fortinet, Inc.*	(426)	(13,061)
Guidewire Software, Inc.*	(228)	(11,544)
Manhattan Associates, Inc.*	(294)	(11,972)
NetSuite, Inc.*	(110)	(12,009)
Qlik Technologies, Inc.*	(378)	(11,676)
salesforce.com, Inc.*	(196)	(11,625)
ServiceNow, Inc.*	(184)	(12,484)
Splunk, Inc.*	(174)	(10,257)
Tableau Software, Inc., Class A*	(140)	(11,866)
Tyler Technologies, Inc.*	(108)	(11,820)
Ultimate Software Group, Inc./The*	(78)	(11,452)
Workday, Inc., Class A*	(136)	(11,099)
		(152,969)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Specialty Retail – (3.2%)
Home Depot, Inc./The	(118)	$(12,386)
L Brands, Inc.	(146)	(12,636)
O'Reilly Automotive, Inc.*	(64)	(12,328)
Restoration Hardware Holdings, Inc.*	(138)	(13,249)
Tiffany & Co.	(110)	(11,755)
Tractor Supply Co.	(152)	(11,981)
Ulta Salon Cosmetics & Fragrance, Inc.*	(92)	(11,761)
		(86,096)
Textiles, Apparel & Luxury Goods – (1.8%)
Kate Spade & Co.*	(368)	(11,779)
Lululemon Athletica, Inc.*	(244)	(13,613)
NIKE, Inc., Class B	(118)	(11,346)
Under Armour, Inc., Class A*	(162)	(11,000)
		(47,738)
Tobacco – (0.4%)
Altria Group, Inc.	(234)	(11,529)
Trading Companies & Distributors – (0.9%)
Fastenal Co.	(260)	(12,366)
HD Supply Holdings, Inc.*	(406)	(11,973)
		(24,339)

	Number of Shares	Value
Water Utilities – (0.4%)
Aqua America, Inc.	(438)	$(11,695)
Wireless Telecommunication Services – (0.4%)
SBA Communications Corp., Class A*	(96)	(10,633)
Total Securities Sold Short (Proceeds Received $2,184,985)		(2,338,858)
Other assets less liabilities — 99.7%		2,708,195
Net Assets — 100.0%		$2,716,052
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2014, the aggregate amount held in a segregated account was $2,255,366.

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$284,059
Aggregate gross unrealized depreciation	(413,263)
Net unrealized depreciation	$(129,204)
Federal income tax cost of investments	$137,061

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
305,360 USD	10/05/2015	Morgan Stanley	0.62%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(3))	$44,579	—	$44,579
(291,958) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(3))	(0.08)%	(34,450)	—	(34,450)
					$10,129		$10,129
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 86.8%
Aerospace & Defense – 2.6%
Curtiss-Wright Corp.(a)	74	$5,224
Esterline Technologies Corp.(a)*	44	4,826
Exelis, Inc.(a)	295	5,171
HEICO Corp.(a)	99	5,980
Moog, Inc., Class A(a)*	72	5,330
Triumph Group, Inc.(a)	78	5,243
		31,774
Airlines – 0.5%
JetBlue Airways Corp.(a)*	358	5,678
Auto Components – 1.8%
Dana Holding Corp.(a)	250	5,435
Gentex Corp.(a)	150	5,420
Tenneco, Inc.(a)*	97	5,491
Visteon Corp.(a)*	54	5,770
		22,116
Automobiles – 0.4%
Thor Industries, Inc.(a)	91	5,084
Banks – 4.0%
Associated Banc-Corp(a)	283	5,272
Bank of Hawaii Corp.(a)	91	5,397
First Horizon National Corp.(a)	413	5,609
FirstMerit Corp.(a)	294	5,554
Hancock Holding Co.(a)	159	4,881
Popular, Inc.(a)*	162	5,516
Synovus Financial Corp.(a)	205	5,553
TCF Financial Corp.(a)	339	5,387
Umpqua Holdings Corp.(a)	309	5,256
		48,425
Biotechnology – 0.9%
Cepheid, Inc.(a)*	94	5,089
NPS Pharmaceuticals, Inc.(a)*	154	5,509
		10,598
Capital Markets – 1.4%
Federated Investors, Inc., Class B(a)	167	5,500
NorthStar Asset Management Group, Inc.(a)	253	5,710
Stifel Financial Corp.(a)*	109	5,561
		16,771
Chemicals – 1.7%
Axiall Corp.(a)	123	5,224
Cabot Corp.(a)	123	5,395
Cytec Industries, Inc.(a)	109	5,033
Scotts Miracle-Gro Co./The, Class A(a)	86	5,359
		21,011
Commercial Services & Supplies – 1.7%
Clean Harbors, Inc.(a)*	111	5,334

	Number of Shares	Value
Copart, Inc.(a)*	145	$5,291
Covanta Holding Corp.(a)	210	4,622
R.R. Donnelley & Sons Co.(a)	312	5,243
		20,490
Communications Equipment – 1.3%
JDS Uniphase Corp.(a)*	395	5,420
Riverbed Technology, Inc.(a)*	257	5,245
ViaSat, Inc.(a)*	80	5,042
		15,707
Construction & Engineering – 0.9%
EMCOR Group, Inc.(a)	121	5,383
KBR, Inc.(a)	306	5,187
		10,570
Consumer Finance – 0.4%
PRA Group, Inc.(a)*	90	5,214
Containers & Packaging – 0.5%
Silgan Holdings, Inc.(a)	105	5,628
Distributors – 0.5%
Pool Corp.(a)	87	5,519
Diversified Consumer Services – 0.9%
Apollo Education Group, Inc.(a)*	169	5,765
Sotheby's(a)	130	5,613
		11,378
Diversified Telecommunication Services – 0.4%
Windstream Holdings, Inc.(a)	523	4,310
Electric Utilities – 1.9%
Great Plains Energy, Inc.(a)	202	5,739
Hawaiian Electric Industries, Inc.(a)	189	6,328
IDACORP, Inc.(a)	84	5,560
Portland General Electric Co.(a)	143	5,409
		23,036
Electrical Equipment – 1.3%
Babcock & Wilcox Co./The(a)	179	5,424
EnerSys(a)	87	5,370
Regal-Beloit Corp.(a)	73	5,489
		16,283
Electronic Equipment, Instruments & Components – 3.1%
Anixter International, Inc.(a)*	61	5,396
Belden, Inc.(a)	72	5,674
Cognex Corp.(a)*	129	5,332
Dolby Laboratories, Inc., Class A(a)	119	5,131
FEI Co.(a)	62	5,602
IPG Photonics Corp.(a)*	73	5,469
Zebra Technologies Corp., Class A(a)*	72	5,574
		38,178
Energy Equipment & Services – 3.0%
Atwood Oceanics, Inc.(a)*	169	4,795

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Bristow Group, Inc.(a)	82	$5,395
Dril-Quip, Inc.(a)*	65	4,987
Helix Energy Solutions Group, Inc.(a)*	230	4,991
Oil States International, Inc.(a)*	105	5,135
Patterson-UTI Energy, Inc.(a)	304	5,043
Rowan Cos., plc, Class A(a)	242	5,643
		35,989
Food & Staples Retailing – 0.9%
Casey's General Stores, Inc.(a)	63	5,690
United Natural Foods, Inc.(a)*	70	5,413
		11,103
Food Products – 1.3%
Darling Ingredients, Inc.(a)*	284	5,157
Hain Celestial Group, Inc./The(a)*	92	5,363
TreeHouse Foods, Inc.(a)*	64	5,474
		15,994
Gas Utilities – 0.9%
Piedmont Natural Gas Co., Inc.(a)	140	5,518
Questar Corp.(a)	219	5,536
		11,054
Health Care Equipment & Supplies – 2.6%
Alere, Inc.(a)*	133	5,054
DexCom, Inc.(a)*	102	5,615
Sirona Dental Systems, Inc.(a)*	61	5,330
STERIS Corp.(a)	83	5,382
Teleflex, Inc.(a)	44	5,052
West Pharmaceutical Services, Inc.(a)	100	5,324
		31,757
Health Care Providers & Services – 3.1%
Acadia Healthcare Co., Inc.(a)*	84	5,142
Health Net, Inc.(a)*	103	5,514
HealthSouth Corp.(a)	128	4,923
LifePoint Hospitals, Inc.(a)*	76	5,465
Team Health Holdings, Inc.(a)*	92	5,293
VCA, Inc.(a)*	112	5,462
WellCare Health Plans, Inc.(a)*	71	5,826
		37,625
Hotels, Restaurants & Leisure – 1.8%
Brinker International, Inc.(a)	94	5,517
Six Flags Entertainment Corp.(a)	130	5,609
Vail Resorts, Inc.(a)	60	5,468
Wendy's Co./The(a)	610	5,508
		22,102
Household Durables – 1.7%
Leggett & Platt, Inc.(a)	125	5,326
NVR, Inc.(a)*	4	5,101
Tempur Sealy International, Inc.(a)*	93	5,107

	Number of Shares	Value
Tupperware Brands Corp.(a)	79	$4,977
		20,511
Independent Power and Renewable Electricity Producers – 0.4%
Dynegy, Inc.(a)*	159	4,826
Insurance – 2.2%
Allied World Assurance Co. Holdings AG(a)	140	5,309
Aspen Insurance Holdings Ltd.(a)	120	5,252
First American Financial Corp.(a)	165	5,593
ProAssurance Corp.(a)	117	5,283
Validus Holdings Ltd.(a)	128	5,320
		26,757
Internet & Catalog Retail – 0.5%
HSN, Inc.(a)	72	5,472
Internet Software & Services – 0.9%
AOL, Inc.(a)*	114	5,263
Yelp, Inc.(a)*	93	5,090
		10,353
IT Services – 1.7%
CoreLogic, Inc.(a)*	159	5,023
DST Systems, Inc.(a)	53	4,990
Leidos Holdings, Inc.(a)	130	5,658
MAXIMUS, Inc.(a)	99	5,429
		21,100
Leisure Products – 0.5%
Brunswick Corp.(a)	107	5,485
Life Sciences Tools & Services – 1.3%
Bio-Rad Laboratories, Inc., Class A(a)*	44	5,305
Bio-Techne Corp.(a)	57	5,267
PAREXEL International Corp.(a)*	90	5,000
		15,572
Machinery – 3.4%
CLARCOR, Inc.(a)	80	5,331
Kennametal, Inc.(a)	144	5,154
Middleby Corp./The(a)*	56	5,549
Navistar International Corp.(a)*	148	4,955
Terex Corp.(a)	186	5,186
Toro Co./The(a)	80	5,105
Valmont Industries, Inc.(a)	39	4,953
Woodward, Inc.(a)	101	4,972
		41,205
Media – 2.1%
Cinemark Holdings, Inc.(a)	147	5,230
John Wiley & Sons, Inc., Class A(a)	89	5,273
Regal Entertainment Group, Class A(a)	231	4,934
Sinclair Broadcast Group, Inc., Class A(a)	181	4,952

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Starz, Class A(a)*	160	$4,752
		25,141
Metals & Mining – 1.5%
Carpenter Technology Corp.(a)	104	5,122
Compass Minerals International, Inc.(a)	60	5,210
US Silica Holdings, Inc.(a)	161	4,136
Worthington Industries, Inc.(a)	139	4,182
		18,650
Multiline Retail – 0.4%
Sears Holdings Corp.(a)*	143	4,716
Multi-Utilities – 0.5%
Vectren Corp.(a)	119	5,501
Oil, Gas & Consumable Fuels – 3.5%
Denbury Resources, Inc.(a)	648	5,268
Diamondback Energy, Inc.(a)*	95	5,679
Oasis Petroleum, Inc.(a)*	297	4,912
Peabody Energy Corp.(a)	521	4,033
SemGroup Corp., Class A(a)	71	4,856
SM Energy Co.(a)	116	4,475
Ultra Petroleum Corp.(a)*	256	3,369
World Fuel Services Corp.(a)	117	5,491
WPX Energy, Inc.(a)*	369	4,291
		42,374
Paper & Forest Products – 0.4%
Domtar Corp.(a)	130	5,229
Pharmaceuticals – 0.8%
Akorn, Inc.(a)*	131	4,742
Pacira Pharmaceuticals, Inc.(a)*	55	4,876
		9,618
Professional Services – 0.4%
Dun & Bradstreet Corp./The(a)	42	5,080
Real Estate Investment Trusts (REITs) – 9.6%
American Homes 4 Rent, Class A(a)	307	5,228
CBL & Associates Properties, Inc.(a)	271	5,263
Chimera Investment Corp.(a)	1,570	4,993
Columbia Property Trust, Inc.(a)	211	5,349
Douglas Emmett, Inc.(a)	191	5,424
EPR Properties(a)	93	5,360
Equity Commonwealth(a)	209	5,365
Equity LifeStyle Properties, Inc.(a)	106	5,464
Geo Group, Inc./The(a)	130	5,247
Healthcare Realty Trust, Inc.(a)	198	5,409
Highwoods Properties, Inc.(a)	122	5,402
Home Properties, Inc.(a)	81	5,314
LaSalle Hotel Properties(a)	131	5,302
Lexington Realty Trust(a)	477	5,237
MFA Financial, Inc.(a)	632	5,050
Outfront Media, Inc.(a)	195	5,234

	Number of Shares	Value
Piedmont Office Realty Trust, Inc., Class A(a)	279	$5,256
Post Properties, Inc.(a)	90	5,289
Retail Properties of America, Inc., Class A(a)	327	5,458
Sunstone Hotel Investors, Inc.(a)	328	5,415
Tanger Factory Outlet Centers, Inc.(a)	144	5,322
Two Harbors Investment Corp.(a)	506	5,070
		116,451
Road & Rail – 0.4%
Landstar System, Inc.(a)	66	4,787
Semiconductors & Semiconductor Equipment – 2.3%
Atmel Corp.(a)*	675	5,667
Cree, Inc.(a)*	146	4,704
ON Semiconductor Corp.(a)*	588	5,956
RF Micro Devices, Inc.(a)*	363	6,022
Teradyne, Inc.(a)	268	5,304
		27,653
Software – 3.9%
Aspen Technology, Inc.(a)*	137	4,798
CommVault Systems, Inc.(a)*	111	5,738
Guidewire Software, Inc.(a)*	103	5,215
Informatica Corp.(a)*	144	5,491
SolarWinds, Inc.(a)*	102	5,083
Solera Holdings, Inc.(a)	99	5,067
SS&C Technologies Holdings, Inc.(a)	103	6,024
Tyler Technologies, Inc.(a)*	48	5,253
Verint Systems, Inc.(a)*	87	5,070
		47,739
Specialty Retail – 3.3%
Cabela's, Inc.(a)*	97	5,113
Chico's FAS, Inc.(a)	332	5,382
CST Brands, Inc.(a)	121	5,277
DSW, Inc., Class A(a)	150	5,595
GNC Holdings, Inc., Class A(a)	119	5,588
Office Depot, Inc.(a)*	794	6,808
Urban Outfitters, Inc.(a)*	162	5,691
		39,454
Technology Hardware, Storage & Peripherals – 0.4%
3D Systems Corp.(a)*	150	4,931
Textiles, Apparel & Luxury Goods – 1.7%
Carter's, Inc.(a)	64	5,588
Deckers Outdoor Corp.(a)*	55	5,007
Kate Spade & Co.(a)*	165	5,282
Wolverine World Wide, Inc.(a)	173	5,098
		20,975
Thrifts & Mortgage Finance – 0.4%
Radian Group, Inc.(a)	312	5,217

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Trading Companies & Distributors – 2.0%
Air Lease Corp.(a)	138	$4,735
GATX Corp.(a)	84	4,833
MRC Global, Inc.(a)*	261	3,954
NOW, Inc.(a)*	200	5,146
Watsco, Inc.(a)	52	5,564
		24,232
Water Utilities – 0.4%
Aqua America, Inc.(a)	197	5,260
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.(a)	208	5,252
Total Common Stocks Held Long (Cost $902,637)		1,052,935
Securities Sold Short – (87.1%)
Aerospace & Defense – (3.5%)
Boeing Co./The	(39)	(5,069)
General Dynamics Corp.	(36)	(4,954)
Honeywell International, Inc.	(53)	(5,296)
Lockheed Martin Corp.	(28)	(5,392)
Northrop Grumman Corp.	(37)	(5,454)
Precision Castparts Corp.	(22)	(5,299)
Raytheon Co.	(49)	(5,300)
United Technologies Corp.	(48)	(5,520)
		(42,284)
Air Freight & Logistics – (0.9%)
FedEx Corp.	(30)	(5,210)
United Parcel Service, Inc., Class B	(48)	(5,336)
		(10,546)
Airlines – (0.9%)
American Airlines Group, Inc.	(109)	(5,846)
Delta Air Lines, Inc.	(114)	(5,607)
		(11,453)
Auto Components – (0.4%)
Johnson Controls, Inc.	(105)	(5,076)
Automobiles – (1.3%)
Ford Motor Co.	(339)	(5,255)
General Motors Co.	(162)	(5,655)
Tesla Motors, Inc.*	(22)	(4,893)
		(15,803)
Banks – (3.1%)
Bank of America Corp.	(310)	(5,546)
BB&T Corp.	(140)	(5,445)
Citigroup, Inc.	(98)	(5,303)
JPMorgan Chase & Co.	(88)	(5,507)
PNC Financial Services Group, Inc.	(60)	(5,474)
U.S. Bancorp	(119)	(5,349)

	Number of Shares	Value
Wells Fargo & Co.	(97)	$(5,317)
		(37,941)
Beverages – (0.8%)
Coca-Cola Co./The	(118)	(4,982)
PepsiCo, Inc.	(53)	(5,012)
		(9,994)
Biotechnology – (2.6%)
Alexion Pharmaceuticals, Inc.*	(27)	(4,996)
Amgen, Inc.	(32)	(5,097)
Biogen Idec, Inc.*	(17)	(5,771)
Celgene Corp.*	(46)	(5,146)
Gilead Sciences, Inc.*	(52)	(4,901)
Regeneron Pharmaceuticals, Inc.*	(13)	(5,333)
		(31,244)
Capital Markets – (3.6%)
Bank of New York Mellon Corp./The	(132)	(5,355)
BlackRock, Inc.	(15)	(5,363)
Charles Schwab Corp./The	(186)	(5,615)
Franklin Resources, Inc.	(93)	(5,150)
Goldman Sachs Group, Inc./The	(28)	(5,427)
Morgan Stanley	(151)	(5,859)
State Street Corp.	(69)	(5,417)
T. Rowe Price Group, Inc.	(63)	(5,409)
		(43,595)
Chemicals – (3.9%)
Air Products & Chemicals, Inc.	(37)	(5,336)
Dow Chemical Co./The	(109)	(4,971)
E.I. du Pont de Nemours & Co.	(74)	(5,471)
Ecolab, Inc.	(48)	(5,017)
LyondellBasell Industries N.V., Class A	(66)	(5,240)
Monsanto Co.	(44)	(5,257)
PPG Industries, Inc.	(24)	(5,548)
Praxair, Inc.	(41)	(5,312)
Sherwin-Williams Co./The	(21)	(5,524)
		(47,676)
Commercial Services & Supplies – (0.9%)
Tyco International plc	(125)	(5,482)
Waste Management, Inc.	(108)	(5,543)
		(11,025)
Communications Equipment – (0.9%)
Cisco Systems, Inc.	(192)	(5,341)
QUALCOMM, Inc.	(73)	(5,426)
		(10,767)
Consumer Finance – (1.3%)
American Express Co.	(57)	(5,303)
Capital One Financial Corp.	(63)	(5,201)
Discover Financial Services	(81)	(5,305)
		(15,809)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Diversified Financial Services – (1.7%)
Berkshire Hathaway, Inc., Class B*	(35)	$(5,255)
CME Group, Inc.	(63)	(5,585)
Intercontinental Exchange, Inc.	(23)	(5,044)
McGraw Hill Financial, Inc.	(57)	(5,072)
		(20,956)
Diversified Telecommunication Services – (0.8%)
AT&T, Inc.	(149)	(5,005)
Verizon Communications, Inc.	(104)	(4,865)
		(9,870)
Electric Utilities – (2.7%)
American Electric Power Co., Inc.	(92)	(5,586)
Duke Energy Corp.	(65)	(5,430)
Exelon Corp.	(147)	(5,451)
NextEra Energy, Inc.	(50)	(5,315)
PPL Corp.	(148)	(5,377)
Southern Co./The	(111)	(5,451)
		(32,610)
Electrical Equipment – (1.3%)
Eaton Corp. plc	(79)	(5,369)
Emerson Electric Co.	(83)	(5,124)
Rockwell Automation, Inc.	(47)	(5,226)
		(15,719)
Electronic Equipment, Instruments & Components – (0.9%)
Corning, Inc.	(252)	(5,778)
TE Connectivity Ltd.	(83)	(5,250)
		(11,028)
Energy Equipment & Services – (1.3%)
Halliburton Co.	(126)	(4,956)
National Oilwell Varco, Inc.	(80)	(5,242)
Schlumberger Ltd.	(63)	(5,381)
		(15,579)
Food & Staples Retailing – (2.3%)
Costco Wholesale Corp.	(37)	(5,245)
CVS Health Corp.	(58)	(5,586)
Kroger Co./The	(88)	(5,650)
Walgreens Boots Alliance, Inc.	(77)	(5,867)
Wal-Mart Stores, Inc.	(60)	(5,153)
		(27,501)
Food Products – (2.2%)
Archer-Daniels-Midland Co.	(100)	(5,200)
General Mills, Inc.	(100)	(5,333)
Kellogg Co.	(80)	(5,235)
Kraft Foods Group, Inc.	(88)	(5,514)
Mondelez International, Inc., Class A	(135)	(4,904)
		(26,186)

	Number of Shares	Value
Health Care Equipment & Supplies – (1.3%)
Abbott Laboratories	(119)	$(5,357)
Baxter International, Inc.	(72)	(5,277)
Medtronic, Inc.	(71)	(5,126)
		(15,760)
Health Care Providers & Services – (1.3%)
Express Scripts Holding Co.*	(64)	(5,419)
McKesson Corp.	(25)	(5,189)
UnitedHealth Group, Inc.	(53)	(5,358)
		(15,966)
Hotels, Restaurants & Leisure – (1.7%)
Las Vegas Sands Corp.	(84)	(4,885)
McDonald's Corp.	(54)	(5,060)
Starbucks Corp.	(65)	(5,333)
Yum! Brands, Inc.	(68)	(4,954)
		(20,232)
Household Products – (1.3%)
Colgate-Palmolive Co.	(76)	(5,259)
Kimberly-Clark Corp.	(45)	(5,199)
Procter & Gamble Co./The	(59)	(5,374)
		(15,832)
Industrial Conglomerates – (1.3%)
3M Co.	(33)	(5,422)
Danaher Corp.	(63)	(5,400)
General Electric Co.	(199)	(5,029)
		(15,851)
Insurance – (4.4%)
ACE Ltd.	(46)	(5,284)
Aflac, Inc.	(88)	(5,376)
Allstate Corp./The	(78)	(5,480)
American International Group, Inc.	(97)	(5,433)
Aon plc	(57)	(5,405)
Chubb Corp./The	(51)	(5,277)
Marsh & McLennan Cos., Inc.	(93)	(5,323)
MetLife, Inc.	(95)	(5,139)
Prudential Financial, Inc.	(62)	(5,609)
Travelers Cos., Inc./The	(51)	(5,398)
		(53,724)
Internet & Catalog Retail – (0.8%)
Amazon.com, Inc.*	(16)	(4,966)
Netflix, Inc.*	(15)	(5,124)
		(10,090)
Internet Software & Services – (2.2%)
eBay, Inc.*	(96)	(5,388)
Facebook, Inc., Class A*	(68)	(5,305)
Google, Inc.*	(10)	(5,264)
LinkedIn Corp., Class A*	(23)	(5,283)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Yahoo!, Inc.*	(102)	$(5,152)
		(26,392)
IT Services – (3.0%)
Accenture plc, Class A	(61)	(5,448)
Automatic Data Processing, Inc.	(61)	(5,086)
Cognizant Technology Solutions Corp., Class A*	(97)	(5,108)
Fidelity National Information Services, Inc.	(86)	(5,349)
International Business Machines Corp.	(33)	(5,294)
MasterCard, Inc., Class A	(60)	(5,170)
Visa, Inc., Class A	(20)	(5,244)
		(36,699)
Life Sciences Tools & Services – (0.8%)
Agilent Technologies, Inc.	(124)	(5,076)
Thermo Fisher Scientific, Inc.	(41)	(5,137)
		(10,213)
Machinery – (3.0%)
Caterpillar, Inc.	(53)	(4,851)
Cummins, Inc.	(36)	(5,190)
Deere & Co.	(61)	(5,397)
Illinois Tool Works, Inc.	(56)	(5,303)
Ingersoll-Rand plc	(84)	(5,325)
PACCAR, Inc.	(79)	(5,373)
Parker Hannifin Corp.	(41)	(5,287)
		(36,726)
Media – (3.9%)
CBS Corp., Class B	(97)	(5,368)
Comcast Corp., Class A	(93)	(5,395)
DIRECTV*	(60)	(5,202)
DISH Network Corp., Class A*	(67)	(4,884)
Liberty Global plc*	(110)	(5,314)
Time Warner, Inc.	(62)	(5,296)
Twenty-First Century Fox, Inc., Class A	(145)	(5,569)
Viacom, Inc., Class B	(70)	(5,267)
Walt Disney Co./The	(57)	(5,369)
		(47,664)
Metals & Mining – (0.4%)
Freeport-McMoRan, Inc.	(196)	(4,578)
Multiline Retail – (0.4%)
Target Corp.	(71)	(5,390)
Multi-Utilities – (1.3%)
Dominion Resources, Inc.	(72)	(5,537)
PG&E Corp.	(104)	(5,537)
Sempra Energy	(47)	(5,234)
		(16,308)
Oil, Gas & Consumable Fuels – (5.3%)
Anadarko Petroleum Corp.	(66)	(5,445)
Apache Corp.	(82)	(5,139)

	Number of Shares	Value
California Resources Corp.*	(26)	$(146)
Chevron Corp.	(49)	(5,497)
ConocoPhillips	(80)	(5,525)
EOG Resources, Inc.	(61)	(5,616)
Exxon Mobil Corp.	(58)	(5,362)
Hess Corp.	(72)	(5,315)
Kinder Morgan, Inc.	(128)	(5,416)
Marathon Petroleum Corp.	(59)	(5,325)
Occidental Petroleum Corp.	(66)	(5,320)
Phillips 66	(72)	(5,162)
Williams Cos., Inc./The	(102)	(4,584)
		(63,852)
Personal Products – (0.5%)
Estee Lauder Cos., Inc./The, Class A	(71)	(5,410)
Pharmaceuticals – (3.0%)
AbbVie, Inc.	(77)	(5,039)
Actavis plc*	(20)	(5,148)
Bristol-Myers Squibb Co.	(89)	(5,254)
Eli Lilly & Co.	(77)	(5,312)
Johnson & Johnson	(49)	(5,124)
Merck & Co., Inc.	(87)	(4,941)
Pfizer, Inc.	(168)	(5,233)
		(36,051)
Real Estate Investment Trusts (REITs) – (3.0%)
American Tower Corp.	(50)	(4,943)
Crown Castle International Corp.	(64)	(5,037)
Equity Residential	(74)	(5,316)
General Growth Properties, Inc.	(196)	(5,513)
Prologis, Inc.	(124)	(5,336)
Public Storage	(28)	(5,176)
Simon Property Group, Inc.	(29)	(5,281)
		(36,602)
Road & Rail – (1.3%)
CSX Corp.	(143)	(5,181)
Norfolk Southern Corp.	(47)	(5,151)
Union Pacific Corp.	(44)	(5,242)
		(15,574)
Semiconductors & Semiconductor Equipment – (1.7%)
Applied Materials, Inc.	(221)	(5,507)
Intel Corp.	(141)	(5,117)
Micron Technology, Inc.*	(147)	(5,147)
Texas Instruments, Inc.	(97)	(5,186)
		(20,957)
Software – (2.6%)
Adobe Systems, Inc.*	(72)	(5,234)
Intuit, Inc.	(56)	(5,163)
Microsoft Corp.	(110)	(5,110)
Oracle Corp.	(125)	(5,621)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
salesforce.com, Inc.*	(88)	$(5,219)
VMware, Inc., Class A*	(60)	(4,951)
		(31,298)
Specialty Retail – (1.4%)
Home Depot, Inc./The	(53)	(5,564)
Lowe's Cos., Inc.	(83)	(5,710)
TJX Cos., Inc./The	(80)	(5,486)
		(16,760)
Technology Hardware, Storage & Peripherals – (1.3%)
Apple, Inc.	(45)	(4,967)
EMC Corp.	(174)	(5,175)
Hewlett-Packard Co.	(134)	(5,377)
		(15,519)
Textiles, Apparel & Luxury Goods – (0.9%)
NIKE, Inc., Class B	(53)	(5,096)
VF Corp.	(70)	(5,243)
		(10,339)
Tobacco – (1.3%)
Altria Group, Inc.	(105)	(5,173)
Philip Morris International, Inc.	(61)	(4,968)
Reynolds American, Inc.	(80)	(5,142)
		(15,283)

	Number of Shares	Value
Trading Companies & Distributors – (0.4%)
W.W. Grainger, Inc.	(21)	$(5,353)
Total Securities Sold Short (Proceeds Received $828,482)		(1,057,085)
Other assets less liabilities — 100.3%		1,218,057
Net Assets — 100.0%		$1,213,907
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2014, the aggregate amount held in a segregated account was $1,050,254.

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,078
Aggregate gross unrealized depreciation	(349,085)
Net unrealized depreciation	$(184,007)
Federal income tax cost of investments	$179,857

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
134,271 USD	10/05/2015	Morgan Stanley	0.62%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small- cap companies(3))	$27,223	—	$27,223
(131,800) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(3))	(0.08)%	(33,289)	—	(33,289)
					$(6,066)		$(6,066)
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long – 88.3%
Aerospace & Defense – 1.4%
Alliant Techsystems, Inc.(a)	156	$18,135
B/E Aerospace, Inc.(a)*	232	13,461
KLX, Inc.(a)*	116	4,785
Raytheon Co.(a)	168	18,172
		54,553
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.(a)	240	17,973
Expeditors International of Washington, Inc.(a)	380	16,952
		34,925
Beverages – 0.8%
Coca-Cola Co./The(a)	396	16,719
PepsiCo, Inc.(a)	176	16,643
		33,362
Biotechnology – 0.4%
Regeneron Pharmaceuticals, Inc.(a)*	44	18,051
Chemicals – 1.3%
Monsanto Co.(a)	148	17,682
NewMarket Corp.(a)	44	17,755
Praxair, Inc.(a)	140	18,138
		53,575
Commercial Services & Supplies – 3.1%
Cintas Corp.(a)	244	19,139
Clean Harbors, Inc.(a)*	372	17,875
Covanta Holding Corp.(a)	704	15,495
R.R. Donnelley & Sons Co.(a)	1,048	17,612
Republic Services, Inc.(a)	448	18,032
Stericycle, Inc.(a)*	136	17,827
Waste Management, Inc.	364	18,680
		124,660
Communications Equipment – 2.2%
Cisco Systems, Inc.(a)	644	17,913
JDS Uniphase Corp.(a)*	1,328	18,220
Juniper Networks, Inc.(a)	804	17,945
Motorola Solutions, Inc.(a)	272	18,246
ViaSat, Inc.(a)*	268	16,892
		89,216
Construction Materials – 0.4%
Vulcan Materials Co.(a)	268	17,616
Consumer Finance – 0.5%
SLM Corp.(a)	1,824	18,587
Containers & Packaging – 3.3%
Ball Corp.(a)	264	17,997
Bemis Co., Inc.(a)	444	20,073
Crown Holdings, Inc.(a)*	360	18,324

	Number of Shares	Value
Graphic Packaging Holding Co.(a)*	1,424	$19,395
Rock-Tenn Co., Class A(a)	312	19,026
Silgan Holdings, Inc.(a)	352	18,867
Sonoco Products Co.(a)	420	18,354
		132,036
Diversified Financial Services – 0.5%
CBOE Holdings, Inc.(a)	296	18,772
Diversified Telecommunication Services – 0.4%
AT&T, Inc.(a)	500	16,795
Electric Utilities – 3.2%
Duke Energy Corp.(a)	220	18,379
Edison International(a)	280	18,335
Exelon Corp.(a)	492	18,243
ITC Holdings Corp.(a)	464	18,760
Northeast Utilities(a)	352	18,839
OGE Energy Corp.(a)	496	17,598
Southern Co./The(a)	376	18,465
		128,619
Electrical Equipment – 0.5%
Babcock & Wilcox Co./The(a)	604	18,301
Electronic Equipment, Instruments & Components – 0.9%
Cognex Corp.(a)*	432	17,855
Dolby Laboratories, Inc., Class A(a)	400	17,248
		35,103
Energy Equipment & Services – 1.9%
Core Laboratories N.V.(a)	144	17,329
Diamond Offshore Drilling, Inc.	596	21,879
Oil States International, Inc.(a)*	352	17,213
Schlumberger Ltd.(a)	212	18,107
		74,528
Food & Staples Retailing – 2.4%
Casey's General Stores, Inc.(a)	212	19,148
Costco Wholesale Corp.(a)	124	17,577
Rite Aid Corp.(a)*	3,188	23,974
Sysco Corp.(a)	440	17,463
Whole Foods Market, Inc.	364	18,353
		96,515
Food Products – 2.2%
Bunge Ltd.(a)	196	17,818
ConAgra Foods, Inc.(a)	488	17,705
JM Smucker Co./The(a)	172	17,368
Kellogg Co.(a)	268	17,538
Tyson Foods, Inc., Class A(a)	420	16,838
		87,267
Health Care Equipment & Supplies – 2.6%
Baxter International, Inc.(a)	244	17,883
Becton, Dickinson and Co.(a)	128	17,813

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
C.R. Bard, Inc.(a)	104	$17,329
Sirona Dental Systems, Inc.(a)*	204	17,823
Teleflex, Inc.(a)	148	16,993
Varian Medical Systems, Inc.(a)*	200	17,302
		105,143
Health Care Providers & Services – 3.2%
DaVita HealthCare Partners, Inc.(a)*	232	17,572
Express Scripts Holding Co.(a)*	212	17,950
HCA Holdings, Inc.(a)*	256	18,788
Health Net, Inc.(a)*	344	18,414
Henry Schein, Inc.(a)*	128	17,427
Patterson Cos., Inc.(a)	368	17,701
WellCare Health Plans, Inc.(a)*	240	19,694
		127,546
Hotels, Restaurants & Leisure – 3.1%
Brinker International, Inc.(a)	316	18,546
Cracker Barrel Old Country Store, Inc.(a)	136	19,143
Darden Restaurants, Inc.(a)	312	18,293
Dunkin' Brands Group, Inc.(a)	368	15,695
Jack in the Box, Inc.(a)	236	18,871
McDonald's Corp.(a)	184	17,241
Panera Bread Co., Class A(a)*	104	18,179
		125,968
Household Durables – 0.9%
NVR, Inc.(a)*	16	20,405
Tupperware Brands Corp.(a)	264	16,632
		37,037
Household Products – 1.8%
Church & Dwight Co., Inc.(a)	232	18,284
Clorox Co./The(a)	176	18,341
Kimberly-Clark Corp.(a)	152	17,562
Procter & Gamble Co./The(a)	196	17,854
		72,041
Industrial Conglomerates – 0.4%
Roper Industries, Inc.(a)	112	17,511
Insurance – 1.8%
Allied World Assurance Co. Holdings AG(a)	468	17,747
Arch Capital Group Ltd.(a)*	312	18,439
Axis Capital Holdings Ltd.(a)	356	18,188
First American Financial Corp.(a)	552	18,713
		73,087
Internet Software & Services – 2.2%
Equinix, Inc.(a)	75	17,005
Facebook, Inc., Class A(a)*	232	18,100
LinkedIn Corp., Class A(a)*	80	18,377
Rackspace Hosting, Inc.(a)*	388	18,162

	Number of Shares	Value
Twitter, Inc.(a)*	424	$15,209
		86,853
IT Services – 1.7%
Amdocs Ltd.(a)	364	16,982
DST Systems, Inc.(a)	180	16,947
International Business Machines Corp.(a)	108	17,328
Jack Henry & Associates, Inc.(a)	288	17,896
		69,153
Life Sciences Tools & Services – 1.7%
Agilent Technologies, Inc.(a)	416	17,031
Charles River Laboratories International, Inc.(a)*	272	17,310
PAREXEL International Corp.(a)*	304	16,890
Quintiles Transnational Holdings, Inc.(a)*	308	18,132
		69,363
Machinery – 1.7%
Caterpillar, Inc.(a)	176	16,109
Deere & Co.(a)	204	18,048
Toro Co./The(a)	272	17,357
Valmont Industries, Inc.	132	16,764
		68,278
Media – 0.8%
Regal Entertainment Group, Class A(a)	776	16,575
Sinclair Broadcast Group, Inc., Class A	608	16,635
		33,210
Metals & Mining – 1.7%
Alcoa, Inc.(a)	1,032	16,295
Compass Minerals International, Inc.(a)	200	17,366
Newmont Mining Corp.(a)	952	17,993
Royal Gold, Inc.(a)	268	16,804
		68,458
Multiline Retail – 0.9%
Dollar Tree, Inc.(a)*	260	18,299
Nordstrom, Inc.(a)	232	18,418
		36,717
Multi-Utilities – 1.4%
Consolidated Edison, Inc.(a)	280	18,483
MDU Resources Group, Inc.(a)	724	17,014
Wisconsin Energy Corp.	360	18,986
		54,483
Oil, Gas & Consumable Fuels – 3.9%
Cabot Oil & Gas Corp.(a)	532	15,752
Chesapeake Energy Corp.(a)	860	16,830
ConocoPhillips(a)	268	18,508
Denbury Resources, Inc.(a)	2,172	17,658
Marathon Petroleum Corp.(a)	196	17,691
Peabody Energy Corp.(a)	1,748	13,530

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Range Resources Corp.(a)	264	$14,111
Southwestern Energy Co.(a)*	540	14,737
Spectra Energy Corp.(a)	468	16,988
Ultra Petroleum Corp.*	860	11,318
		157,123
Paper & Forest Products – 0.4%
International Paper Co.(a)	328	17,574
Pharmaceuticals – 0.9%
Hospira, Inc.(a)*	296	18,130
Pacira Pharmaceuticals, Inc.(a)*	184	16,314
		34,444
Professional Services – 0.9%
Equifax, Inc.(a)	224	18,115
Verisk Analytics, Inc., Class A(a)*	284	18,190
		36,305
Real Estate Investment Trusts (REITs) – 15.4%
Alexandria Real Estate Equities, Inc.(a)	204	18,103
American Campus Communities, Inc.(a)	444	18,364
American Capital Agency Corp.(a)	772	16,853
American Realty Capital Properties, Inc.(a)	1,896	17,159
Annaly Capital Management, Inc.(a)	1,544	16,691
AvalonBay Communities, Inc.(a)	108	17,646
Camden Property Trust(a)	232	17,131
Chimera Investment Corp.(a)	5,268	16,752
EPR Properties(a)	312	17,980
Equity LifeStyle Properties, Inc.(a)	356	18,352
Equity Residential(a)	248	17,816
Federal Realty Investment Trust(a)	132	17,617
Geo Group, Inc./The(a)	436	17,597
HCP, Inc.(a)	396	17,436
Health Care REIT, Inc.(a)	240	18,161
Healthcare Trust of America, Inc., Class A(a)	688	18,535
Home Properties, Inc.(a)	272	17,843
MFA Financial, Inc.(a)	2,124	16,971
Mid-America Apartment Communities, Inc.(a)	240	17,923
National Retail Properties, Inc.(a)	460	18,110
NorthStar Realty Finance Corp.(a)	972	17,088
Omega Healthcare Investors, Inc.(a)	460	17,972
Post Properties, Inc.(a)	304	17,866
Rayonier, Inc.(a)	648	18,105
Realty Income Corp.(a)	380	18,130
Retail Properties of America, Inc., Class A(a)	1,100	18,359
Senior Housing Properties Trust(a)	788	17,423
Simon Property Group, Inc.(a)	96	17,482
Spirit Realty Capital, Inc.(a)	1,504	17,882
Starwood Property Trust, Inc.(a)	744	17,290

	Number of Shares	Value
Tanger Factory Outlet Centers, Inc.(a)	480	$17,741
Taubman Centers, Inc.(a)	224	17,118
Two Harbors Investment Corp.(a)	1,696	16,994
UDR, Inc.(a)	572	17,629
Ventas, Inc.(a)	248	17,782
		617,901
Road & Rail – 1.3%
CSX Corp.(a)	484	17,535
Landstar System, Inc.(a)	220	15,957
Old Dominion Freight Line, Inc.(a)*	220	17,081
		50,573
Software – 3.0%
Citrix Systems, Inc.(a)*	268	17,098
FactSet Research Systems, Inc.(a)	128	18,016
Microsoft Corp.(a)	368	17,094
Nuance Communications, Inc.(a)*	1,160	16,553
Solera Holdings, Inc.(a)	332	16,992
Symantec Corp.(a)	680	17,445
VMware, Inc., Class A(a)*	200	16,504
		119,702
Specialty Retail – 4.7%
AutoZone, Inc.(a)*	32	19,812
Cabela's, Inc.(a)*	324	17,078
Dick's Sporting Goods, Inc.(a)	352	17,477
DSW, Inc., Class A(a)	504	18,799
PetSmart, Inc.(a)	224	18,210
Restoration Hardware Holdings, Inc.(a)*	208	19,970
Sally Beauty Holdings, Inc.(a)*	564	17,337
Staples, Inc.(a)	1,256	22,759
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	140	17,898
Williams-Sonoma, Inc.	236	17,860
		187,200
Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.(a)	148	16,336
EMC Corp.(a)	584	17,368
Hewlett-Packard Co.(a)	452	18,139
NetApp, Inc.(a)	416	17,243
		69,086
Textiles, Apparel & Luxury Goods – 1.3%
Coach, Inc.(a)	480	18,029
Michael Kors Holdings Ltd.(a)*	236	17,723
Under Armour, Inc., Class A(a)*	244	16,568
		52,320
Tobacco – 1.3%
Altria Group, Inc.(a)	352	17,343
Philip Morris International, Inc.(a)	204	16,616

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Reynolds American, Inc.(a)	268	$17,224
		51,183
Trading Companies & Distributors – 0.5%
Watsco, Inc.	176	18,832
Water Utilities – 0.4%
American Water Works Co., Inc.(a)	336	17,909
Wireless Telecommunication Services – 0.4%
SBA Communications Corp., Class A(a)*	144	15,949
Total Common Stocks Held Long (Cost $3,558,258)		3,543,430
Securities Sold Short – (89.3%)
Aerospace & Defense – (1.7%)
Curtiss-Wright Corp.	(252)	(17,789)
Esterline Technologies Corp.*	(152)	(16,671)
Hexcel Corp.*	(412)	(17,094)
Textron, Inc.	(416)	(17,518)
		(69,072)
Airlines – (0.9%)
Delta Air Lines, Inc.	(384)	(18,889)
Spirit Airlines, Inc.*	(216)	(16,325)
		(35,214)
Auto Components – (2.3%)
Dana Holding Corp.	(848)	(18,436)
Goodyear Tire & Rubber Co./The	(660)	(18,856)
Johnson Controls, Inc.	(356)	(17,209)
Lear Corp.	(188)	(18,439)
Tenneco, Inc.*	(328)	(18,568)
		(91,508)
Automobiles – (0.5%)
General Motors Co.	(548)	(19,131)
Banks – (3.2%)
Citigroup, Inc.	(332)	(17,965)
Comerica, Inc.	(380)	(17,799)
East West Bancorp, Inc.	(484)	(18,736)
Popular, Inc.*	(548)	(18,659)
SVB Financial Group*	(168)	(19,500)
Synovus Financial Corp.	(692)	(18,746)
Zions Bancorp	(636)	(18,132)
		(129,537)
Biotechnology – (3.6%)
Alkermes plc*	(320)	(18,739)
BioMarin Pharmaceutical, Inc.*	(200)	(18,080)
Celgene Corp.*	(156)	(17,450)
Gilead Sciences, Inc.*	(180)	(16,967)
Incyte Corp.*	(236)	(17,254)
Intercept Pharmaceuticals, Inc.*	(124)	(19,344)
Isis Pharmaceuticals, Inc.*	(336)	(20,745)

	Number of Shares	Value
Seattle Genetics, Inc.*	(480)	$(15,422)
		(144,001)
Building Products – (0.5%)
Owens Corning	(520)	(18,621)
Capital Markets – (7.7%)
Affiliated Managers Group, Inc.*	(88)	(18,677)
Ameriprise Financial, Inc.	(136)	(17,986)
BlackRock, Inc.	(48)	(17,163)
Charles Schwab Corp./The	(632)	(19,080)
E*TRADE Financial Corp.*	(792)	(19,210)
Eaton Vance Corp.	(428)	(17,518)
Federated Investors, Inc., Class B	(568)	(18,704)
Franklin Resources, Inc.	(316)	(17,497)
Goldman Sachs Group, Inc./The	(96)	(18,608)
Invesco Ltd.	(444)	(17,547)
Legg Mason, Inc.	(316)	(16,865)
Morgan Stanley	(512)	(19,865)
Raymond James Financial, Inc.	(316)	(18,104)
State Street Corp.	(232)	(18,212)
Stifel Financial Corp.*	(368)	(18,775)
T. Rowe Price Group, Inc.	(216)	(18,546)
Waddell & Reed Financial, Inc., Class A	(368)	(18,334)
		(310,691)
Chemicals – (2.1%)
Cabot Corp.	(416)	(18,246)
Celanese Corp.	(300)	(17,988)
Eastman Chemical Co.	(216)	(16,386)
Huntsman Corp.	(716)	(16,310)
Westlake Chemical Corp.	(284)	(17,350)
		(86,280)
Commercial Services & Supplies – (0.5%)
ADT Corp./The	(512)	(18,550)
Communications Equipment – (1.4%)
ARRIS Group, Inc.*	(596)	(17,993)
Brocade Communications Systems, Inc.	(1,576)	(18,660)
Palo Alto Networks, Inc.*	(148)	(18,140)
		(54,793)
Construction & Engineering – (1.2%)
AECOM Technology Corp.*	(564)	(17,129)
Chicago Bridge & Iron Co. N.V.	(360)	(15,113)
Fluor Corp.	(288)	(17,461)
		(49,703)
Consumer Finance – (0.4%)
American Express Co.	(196)	(18,236)
Containers & Packaging – (0.5%)
Sealed Air Corp.	(452)	(19,178)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Diversified Financial Services – (0.9%)
Moody's Corp.	(176)	$(16,862)
Voya Financial, Inc.	(428)	(18,139)
		(35,001)
Diversified Telecommunication Services – (0.4%)
Level 3 Communications, Inc.*	(360)	(17,777)
Electric Utilities – (0.5%)
IDACORP, Inc.	(284)	(18,798)
Electrical Equipment – (1.3%)
Acuity Brands, Inc.	(128)	(17,929)
Eaton Corp. plc	(268)	(18,213)
EnerSys	(296)	(18,269)
		(54,411)
Electronic Equipment, Instruments & Components – (2.8%)
Anixter International, Inc.*	(208)	(18,400)
Arrow Electronics, Inc.*	(308)	(17,830)
Avnet, Inc.	(412)	(17,724)
Belden, Inc.	(244)	(19,230)
Corning, Inc.	(856)	(19,628)
Ingram Micro, Inc., Class A*	(652)	(18,021)
		(110,833)
Energy Equipment & Services – (2.1%)
Nabors Industries Ltd.	(1,392)	(18,068)
Noble Corp. plc	(1,008)	(16,703)
Patterson-UTI Energy, Inc.	(1,028)	(17,054)
Superior Energy Services, Inc.	(900)	(18,135)
Weatherford International plc*	(1,368)	(15,664)
		(85,624)
Food & Staples Retailing – (0.4%)
United Natural Foods, Inc.*	(236)	(18,249)
Food Products – (0.4%)
Hain Celestial Group, Inc./The*	(312)	(18,186)
Gas Utilities – (0.4%)
UGI Corp.	(472)	(17,927)
Health Care Equipment & Supplies – (1.8%)
Align Technology, Inc.*	(312)	(17,444)
DexCom, Inc.*	(344)	(18,937)
Hill-Rom Holdings, Inc.	(392)	(17,883)
St Jude Medical, Inc.	(264)	(17,168)
		(71,432)
Health Care Providers & Services – (1.4%)
Acadia Healthcare Co., Inc.*	(284)	(17,384)
Brookdale Senior Living, Inc.*	(508)	(18,628)
VCA, Inc.*	(380)	(18,533)
		(54,545)

	Number of Shares	Value
Health Care Technology – (1.0%)
athenahealth, Inc.*	(152)	$(22,146)
Medidata Solutions, Inc.*	(412)	(19,673)
		(41,819)
Hotels, Restaurants & Leisure – (2.8%)
Buffalo Wild Wings, Inc.*	(104)	(18,759)
Carnival Corp.	(408)	(18,495)
Hyatt Hotels Corp., Class A*	(304)	(18,304)
MGM Resorts International*	(788)	(16,847)
Norwegian Cruise Line Holdings Ltd.*	(404)	(18,891)
Royal Caribbean Cruises Ltd.	(244)	(20,113)
		(111,409)
Household Durables – (2.7%)
D.R. Horton, Inc.	(704)	(17,804)
Harman International Industries, Inc.	(168)	(17,927)
Mohawk Industries, Inc.*	(116)	(18,022)
PulteGroup, Inc.	(832)	(17,855)
Toll Brothers, Inc.*	(516)	(17,683)
Whirlpool Corp.	(96)	(18,599)
		(107,890)
Independent Power and Renewable Electricity Producers – (1.7%)
AES Corp./The	(1,296)	(17,846)
Calpine Corp.*	(780)	(17,261)
Dynegy, Inc.*	(540)	(16,389)
NRG Energy, Inc.	(580)	(15,631)
		(67,127)
Insurance – (4.5%)
Assured Guaranty Ltd.	(700)	(18,193)
CNO Financial Group, Inc.	(1,028)	(17,702)
Genworth Financial, Inc., Class A*	(1,996)	(16,966)
Hartford Financial Services Group, Inc./The	(432)	(18,010)
Lincoln National Corp.	(316)	(18,224)
MetLife, Inc.	(324)	(17,525)
Old Republic International Corp.	(1,180)	(17,263)
Principal Financial Group, Inc.	(336)	(17,452)
Prudential Financial, Inc.	(212)	(19,178)
StanCorp Financial Group, Inc.	(268)	(18,722)
		(179,235)
Internet & Catalog Retail – (1.9%)
Groupon, Inc.*	(2,376)	(19,626)
Liberty Interactive Corp., Class A*	(620)	(18,241)
Liberty Ventures*	(488)	(18,407)
TripAdvisor, Inc.*	(244)	(18,217)
		(74,491)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Internet Software & Services – (1.7%)
CoStar Group, Inc.*	(104)	$(19,098)
Pandora Media, Inc.*	(916)	(16,332)
Yelp, Inc.*	(316)	(17,295)
Zillow, Inc., Class A*	(152)	(16,095)
		(68,820)
IT Services – (0.8%)
MasterCard, Inc., Class A	(204)	(17,576)
WEX, Inc.*	(152)	(15,036)
		(32,612)
Leisure Products – (0.5%)
Brunswick Corp.	(364)	(18,659)
Life Sciences Tools & Services – (0.5%)
Bruker Corp.*	(940)	(18,443)
Machinery – (7.2%)
Allison Transmission Holdings, Inc.	(536)	(18,170)
Colfax Corp.*	(348)	(17,946)
Cummins, Inc.	(124)	(17,877)
Flowserve Corp.	(304)	(18,188)
Ingersoll-Rand plc	(284)	(18,003)
Manitowoc Co., Inc./The	(896)	(19,801)
Middleby Corp./The*	(188)	(18,631)
Navistar International Corp.*	(500)	(16,740)
Nordson Corp.	(232)	(18,087)
Oshkosh Corp.	(404)	(19,655)
Parker Hannifin Corp.	(140)	(18,053)
Pentair plc	(276)	(18,332)
SPX Corp.	(200)	(17,184)
Terex Corp.	(628)	(17,509)
Trinity Industries, Inc.	(588)	(16,470)
WABCO Holdings, Inc.*	(176)	(18,441)
		(289,087)
Marine – (0.4%)
Kirby Corp.*	(188)	(15,179)
Media – (1.3%)
AMC Networks, Inc., Class A*	(280)	(17,856)
CBS Corp., Class B	(328)	(18,151)
Gannett Co., Inc.	(552)	(17,625)
		(53,632)
Metals & Mining – (1.2%)
Allegheny Technologies, Inc.	(532)	(18,498)
US Silica Holdings, Inc.	(544)	(13,975)
Worthington Industries, Inc.	(472)	(14,202)
		(46,675)
Multiline Retail – (0.8%)
J.C. Penney Co., Inc.*	(2,224)	(14,412)

	Number of Shares	Value
Sears Holdings Corp.*	(484)	$(15,962)
		(30,374)
Multi-Utilities – (1.4%)
NiSource, Inc.	(428)	(18,156)
PG&E Corp.	(356)	(18,953)
Vectren Corp.	(404)	(18,677)
		(55,786)
Oil, Gas & Consumable Fuels – (3.0%)
Cheniere Energy, Inc.*	(284)	(19,993)
Diamondback Energy, Inc.*	(320)	(19,130)
Newfield Exploration Co.*	(656)	(17,791)
Oasis Petroleum, Inc.*	(1,008)	(16,672)
SemGroup Corp., Class A	(240)	(16,414)
SM Energy Co.	(392)	(15,123)
Whiting Petroleum Corp.*	(420)	(13,860)
		(118,983)
Paper & Forest Products – (0.4%)
KapStone Paper and Packaging Corp.	(600)	(17,586)
Pharmaceuticals – (1.8%)
AbbVie, Inc.	(260)	(17,014)
Endo International plc*	(248)	(17,886)
Jazz Pharmaceuticals plc*	(104)	(17,028)
Salix Pharmaceuticals Ltd.*	(172)	(19,770)
		(71,698)
Professional Services – (0.9%)
Dun & Bradstreet Corp./The	(140)	(16,934)
ManpowerGroup, Inc.	(268)	(18,270)
		(35,204)
Real Estate Investment Trusts (REITs) – (0.4%)
Strategic Hotels & Resorts, Inc.*	(1,352)	(17,887)
Real Estate Management & Development – (0.4%)
CBRE Group, Inc., Class A*	(532)	(18,221)
Road & Rail – (1.0%)
Avis Budget Group, Inc.*	(296)	(19,634)
Hertz Global Holdings, Inc.*	(752)	(18,755)
		(38,389)
Semiconductors & Semiconductor Equipment – (3.7%)
Atmel Corp.*	(2,288)	(19,208)
Avago Technologies Ltd.	(192)	(19,313)
Cavium, Inc.*	(312)	(19,288)
First Solar, Inc.*	(376)	(16,768)
KLA-Tencor Corp.	(260)	(18,283)
Micron Technology, Inc.*	(500)	(17,505)
ON Semiconductor Corp.*	(1,988)	(20,139)
SunEdison, Inc.*	(844)	(16,466)
		(146,970)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Number of Shares	Value
Software – (3.2%)
Electronic Arts, Inc.*	(408)	$(19,182)
NetSuite, Inc.*	(168)	(18,341)
Qlik Technologies, Inc.*	(576)	(17,793)
ServiceNow, Inc.*	(280)	(18,998)
Splunk, Inc.*	(268)	(15,799)
SS&C Technologies Holdings, Inc.	(352)	(20,588)
Workday, Inc., Class A*	(204)	(16,648)
		(127,349)
Specialty Retail – (2.3%)
American Eagle Outfitters, Inc.	(1,272)	(17,656)
Best Buy Co., Inc.	(460)	(17,931)
CarMax, Inc.*	(316)	(21,039)
Penske Automotive Group, Inc.	(376)	(18,450)
Tractor Supply Co.	(232)	(18,286)
		(93,362)
Technology Hardware, Storage & Peripherals – (0.4%)
SanDisk Corp.	(172)	(16,853)
Textiles, Apparel & Luxury Goods – (0.8%)
Kate Spade & Co.*	(560)	(17,926)
Skechers U.S.A., Inc., Class A*	(292)	(16,133)
		(34,059)
Thrifts & Mortgage Finance – (0.4%)
MGIC Investment Corp.*	(1,932)	(18,006)

	Number of Shares	Value
Trading Companies & Distributors – (0.9%)
HD Supply Holdings, Inc.*	(616)	$(18,166)
United Rentals, Inc.*	(160)	(16,322)
		(34,488)
Wireless Telecommunication Services – (0.4%)
Sprint Corp.*	(3,524)	(14,625)
Total Securities Sold Short (Proceeds Received $3,705,107)		(3,582,216)
Other assets less liabilities — 101.0%		4,051,237
Net Assets — 100.0%		$4,012,451
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At December 31, 2014, the aggregate amount held in a segregated account was $3,385,029.

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,164
Aggregate gross unrealized depreciation	(391,538)
Net unrealized appreciation	$(245,374)
Federal income tax cost of investments	$206,588

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
410,202 USD	10/05/2015	Morgan Stanley	0.62%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(3))	$49,503	—	$49,503
(427,576) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(3))	(0.08)%	(1,006)	—	(1,006)
					$48,497		$48,497
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

(This page intentionally left blank.)

FQF Trust

Statements of Assets and Liabilities
December 31, 2014 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
ASSETS
Investments in securities, at value(1)	$1,065,879	$2,346,715	$1,052,935	$3,543,430
Cash	174,717	550,074	172,350	733,791
Segregated cash balance with broker for securities sold short (Note 2)	1,095,442	2,196,310	1,088,723	3,295,079
Unrealized appreciation on swap agreements	25,177	44,579	27,223	49,503
Receivables:
Securities sold	—	—	—	9,019
Dividends and interest	1,496	3,301	2,809	6,916
Investment adviser (Note 4)	19,578	17,732	19,617	17,383
Prepaid expenses	2,477	2,477	2,477	2,477
Total Assets	2,384,766	5,161,188	2,366,134	7,657,598
LIABILITIES
Securities sold short, at value(2)	1,077,284	2,338,858	1,057,085	3,582,216
Unrealized depreciation on swap agreements	21,656	34,450	33,289	1,006
Payables:
Trustees fees (Note 7)	953	953	953	953
Dividends on securities sold short	1,371	2,887	1,656	3,418
Accrued expenses and other liabilities	57,111	67,988	59,244	57,554
Total Liabilities	1,158,375	2,445,136	1,152,227	3,645,147
Net Assets	$1,226,391	$2,716,052	$1,213,907	$4,012,451
NET ASSETS CONSIST OF:
Paid-in capital	$1,410,862	$3,731,319	$2,445,255	$10,193,285
Accumulated undistributed net investment income (loss)	(34,343)	(24,990)	(24,749)	(18,349)
Accumulated undistributed net realized gain (loss)	(334,037)	(982,552)	(1,122,228)	(6,319,045)
Net unrealized appreciation (depreciation) on:
Investments	130,587	136,019	150,298	(14,828)
Securities sold short	49,801	(153,873)	(228,603)	122,891
Swap agreements	3,521	10,129	(6,066)	48,497
Net Assets	$1,226,391	$2,716,052	$1,213,907	$4,012,451
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	50,001	100,000	50,001	200,001
Net Asset Value	$24.53	$27.16	$24.28	$20.06
(1)Investments in securities, at cost	$935,292	$2,210,696	$902,637	$3,558,258
(2)Securities sold short, proceeds	1,127,085	2,184,985	828,482	3,705,107

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Year Ended December 31, 2014 (Unaudited)

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
INVESTMENT INCOME
Dividend income	$6,981	$25,192	$8,596	$41,307
Special dividends	—	—	1,753	1,481
Foreign withholding tax on dividends	—	—	—	(11)
Total Investment Income	6,981	25,192	10,349	42,777
EXPENSES
Dividends on securities sold short	9,452	17,239	11,145	18,769
Interest on securities sold short	1,367	4,090	1,209	7,818
Investment management fees (Note 4)	3,088	6,999	3,114	11,223
Professional fees	25,205	25,205	25,205	25,205
Custody fees	14,288	14,347	14,288	14,410
Index fees	10,082	10,082	10,082	10,082
CCO fees	10,208	10,208	10,208	10,208
Treasurer fees	7,997	7,997	7,997	7,997
Listing fees	2,521	2,521	2,521	2,521
Accounting fees	16,888	16,888	16,888	16,888
Trustees fees (Note 7)	1,890	1,890	1,890	1,890
Administration fees (Note 5)	32,767	32,767	32,767	32,767
Other fees	4,447	4,444	4,445	4,443
Total Expenses before Adjustments	140,200	154,677	141,759	164,221
Less: waivers and/or reimbursements by Adviser (Note 4)	(119,387)	(111,707)	(119,339)	(114,620)
Less: other fees waived (Note 6)	(788)	(788)	(788)	(788)
Total Expenses after Adjustments	20,025	42,182	21,632	48,813
Net Investment Income (Loss)	(13,044)	(16,990)	(11,283)	(6,036)
NET REALIZED GAIN (LOSS) ON:
Investments in securities	48,039	74,625	52,007	10,287
In-kind redemptions of investments	—	—	—	449,880
Securities sold short	(62,577)	(91,994)	(67,051)	(378,436)
Swap agreements	(395)	(901)	(414)	6,069
Net Realized Gain (Loss)	(14,933)	(18,270)	(15,458)	87,800
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(43,639)	(15,257)	(47,852)	(105,352)
Securities sold short	54,893	(43,373)	12,574	147,348
Swap agreements	14	(4,971)	(7,646)	11,979
Net Change in Unrealized Appreciation (Depreciation)	11,268	(63,601)	(42,924)	53,975
Net Realized and Unrealized Gain (Loss)	(3,665)	(81,871)	(58,382)	141,775
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,709)	$(98,861)	$(69,665)	$135,739

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
December 31, 2014

	QuantShares U.S. Market Neutral Momentum Fund		QuantShares U.S. Market Neutral Value Fund
	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014
OPERATIONS
Net investment income (loss)	$(13,044)	$(33,962)	$(16,990)	$(16,327)
Net realized gain (loss)	(14,933)	25,589	(18,270)	66,347
Net change in unrealized appreciation (depreciation)	11,268	55,042	(63,601)	4,999
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,709)	46,669	(98,861)	55,019
CAPITAL TRANSACTIONS
Proceeds from shares issued	—	—	—	2,741,744
Cost of shares redeemed	—	—	—	(1,324,475)
Net Increase (Decrease) from Capital Transactions	—	—	—	1,417,269
Total Increase (Decrease) in Net Assets	(16,709)	46,669	(98,861)	1,472,288
NET ASSETS
Beginning of period	$1,243,100	$1,196,431	$2,814,913	$1,342,625
End of Period	$1,226,391	$1,243,100	$2,716,052	$2,814,913
Accumulated undistributed net investment income (loss) included in end of period net assets	$(34,343)	$(21,299)	$(24,990)	$(8,000)
SHARE TRANSACTIONS
Beginning of period	50,001	50,001	100,000	50,000
Shares issued in-kind (Note 10)	—	—	—	100,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind (Note 10)	—	—	—	(50,000)
Shares Outstanding, End of Period	50,001	50,001	100,000	100,000

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
December 31, 2014

	QuantShares U.S. Market Neutral Size Fund		QuantShares U.S. Market Neutral Anti-Beta Fund
	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014	Six Months Ended December 31, 2014 (Unaudited)	Year Ended June 30, 2014
OPERATIONS
Net investment income (loss)	$(11,283)	$(34,679)	$(6,036)	$(34,142)
Net realized gain (loss)	(15,458)	(28,542)	87,800	(951,487)
Net change in unrealized appreciation (depreciation)	(42,924)	111,368	53,975	319,943
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,665)	48,147	135,739	(665,686)
CAPITAL TRANSACTIONS
Proceeds from shares issued	—	—	10,888,023	8,705,765
Cost of shares redeemed	—	(2,580,969)	(13,766,947)	(16,041,605)
Net Increase (Decrease) from Capital Transactions	—	(2,580,969)	(2,878,924)	(7,335,840)
Total Increase (Decrease) in Net Assets	(69,665)	(2,532,822)	(2,743,185)	(8,001,526)
NET ASSETS
Beginning of period	$1,283,572	$3,816,394	$6,755,636	$14,757,162
End of Period	$1,213,907	$1,283,572	$4,012,451	$6,755,636
Accumulated undistributed net investment income (loss) included in end of period net assets	$(24,749)	$(13,466)	$(18,349)	$(12,313)
SHARE TRANSACTIONS
Beginning of period	50,001	150,001	350,001	700,001
Shares issued in-kind (Note 10)	—	—	550,000	450,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind (Note 10)	—	(100,000)	(700,000)	(800,000)
Shares Outstanding, End of Period	50,001	50,001	200,001	350,001

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)		Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions		Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/14 (unaudited)	$24.86	$(0.26)		$(0.07)		$(0.33)	$—	$—		$—	$—		$24.53
Year ended June 30, 2014	23.93	(0.68)		1.61		0.93	—	—		—	—		24.86
Year ended June 30, 2013	25.35	(0.43	)(8)	(0.99)		(1.42)	—	—		—	—		23.93
For the period 09/06/11* – 06/30/12	25.00	(0.28)		1.25		0.97	—	(0.61)		(0.01)	(0.62)		25.35
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/14 (unaudited)	28.15	(0.17)		(0.82)		(0.99)	—	—		—	—		27.16
Year ended June 30, 2014	26.85	(0.31	)(9)	1.61		1.30	—	—		—	—		28.15
Year ended June 30, 2013	24.02	(0.14	)(10)	3.68		3.54	—	(0.71)		—	(0.71)		26.85
For the period 09/12/11* – 06/30/12	25.00	(0.09)		(0.31)		(0.40)	—	(0.58)		—	(0.58)		24.02
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/14 (unaudited)	25.67	(0.23	)(11)	(1.16)		(1.39)	—	—		—	—		24.28
Year ended June 30, 2014	25.44	(0.56	)(12)	0.79		0.23	—	—		—	—		25.67
Year ended June 30, 2013	24.88	(0.47)		1.03		0.56	—	—		—	—		25.44
For the period 09/06/11* – 06/30/12	25.00	(0.40)		0.46		0.06	—	(0.18)		—	(0.18)		24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/14 (unaudited)	19.30	(0.03	)(13)	0.79		0.76	—	—		—	—		20.06
Year ended June 30, 2014	21.08	(0.15	)(14)	(1.63)		(1.78)	—	—		—	—		19.30
Year ended June 30, 2013	23.77	(0.05	)(15)	(2.64)		(2.69)	—	—	(16)	—	—	(16)	21.08
For the period 09/12/11* – 06/30/12	25.00	0.02		(0.83	)(17)	(0.81)	(0.02)	(0.40)		—	(0.42)		23.77
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.38) and the net investment income ratio would have been (1.50)%.
(9)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.29) and the net investment income ratio would have been (1.06)%.
(10)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.18) and the net investment income ratio would have been (0.72)%.
(11)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.26) and the net investment income ratio would have been (2.09)%.
(12)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.58) and the net investment income ratio would have been (2.25)%.
(13)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.03) and the net investment income ratio would have been (0.33)%.
(14)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.15) and the net investment income ratio would have been (0.78)%.
(15)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.01) and the net investment income ratio would have been (0.07)%.
(16)	Per share amount is less than $0.01.
(17)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)		Net investment income (loss), before waivers	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3),(7)	Portfolio turnover rate (including short sales)(3),(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
For the six months ended 12/31/14 (unaudited)	1.49%	3.24%	22.70%	(2.11)%		(21.57)%	(1.37)%	(3.54)%	95%	187%	$1,226
Year ended June 30, 2014	1.49	3.66	22.47	(2.71)		(21.52)	3.89	5.60	168	351	1,243
Year ended June 30, 2013	1.16	3.40	8.74	(1.70	)(8)	(7.04)	(5.60)	(7.28)	211	417	1,196
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)		(4.17)	4.04	4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
For the six months ended 12/31/14 (unaudited)	1.49	3.01	11.05	(1.21)		(9.25)	(3.52)	(4.15)	47	99	2,716
Year ended June 30, 2014	1.49	3.02	19.32	(1.13	)(9)	(17.43)	4.84	4.99	85	303	2,815
Year ended June 30, 2013	1.26	2.82	5.55	(0.55	)(10)	(3.28)	15.09	15.13	116	263	1,343
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)		(2.81)	(1.70)	(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
For the six months ended 12/31/14 (unaudited)	1.49	3.47	22.77	(1.81	)(11)	(21.11)	(5.41)	(5.09)	39	58	1,214
Year ended June 30, 2014	1.49	3.51	18.14	(2.19	)(12)	(16.82)	0.90	0.43	53	114	1,284
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)		(4.42)	2.25	2.25	101	153	3,816
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)		(3.90)	0.28	0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/14 (unaudited)	0.99	2.17	7.31	(0.27	)(13)	(5.41)	3.88	5.26	66	396	4,012
Year ended June 30, 2014	0.99	2.28	7.20	(0.74	)(14)	(5.66)	(8.44)	(9.05)	92	382	6,756
Year ended June 30, 2013	0.99	2.72	3.23	(0.22	)(15)	(0.74)	(11.31)	(11.30)	113	363	14,757
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11		(2.41)	(3.21)	(3.13)	68	207	9,506

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2014 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently consists of eight series (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, QuantShares Hedged Dividend Income Fund, QuantShares Equal Weighted High Momentum Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted Value Factor Fund. As of December 31, 2014, the QuantShares Hedged Dividend Income Fund, QuantShares Equal Weighted High Momentum Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted Value Factor Fund had not commenced operations. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”), which is a Dow Jones U.S. Thematic Market Neutral Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2014, for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,065,879	$25,177	$—	$1,091,056
Liabilities:	(1,077,284)	(21,656)	$—	(1,098,940)
Totals:	$(11,405)	$3,521	$—	$(7,884)
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,346,715	$44,579	$—	$2,391,294
Liabilities:	(2,338,858)	(34,450)	$—	(2,373,308)
Totals:	$7,857	$10,129	$—	$17,986
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,052,935	$27,223	$—	$1,080,158
Liabilities:	(1,057,085)	(33,289)	$—	(1,090,374)
Totals:	$(4,150)	$(6,066)	$—	$(10,216)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$3,543,430	$49,503	$—	$3,592,933
Liabilities:	(3,582,216)	(1,006)	$—	(3,583,222)
Totals:	$(38,786)	$48,497	$—	$9,711
*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

For the period ended December 31, 2014, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the period ending December 31, 2014, based on the valuation input Levels assigned to securities on June 30, 2014.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the six months ended December 31, 2014.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

The Funds used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended December 31, 2014:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$150,926	$(143,860)
QuantShares U.S. Market Neutral Value Fund	341,259	(314,751)
QuantShares U.S. Market Neutral Size Fund	157,651	(158,821)
QuantShares U.S. Market Neutral Anti-Beta Fund	474,584	(456,579)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Value of Derivative Instruments as of December 31, 2014
Fund	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$25,177	$21,656
QuantShares U.S. Market Neutral Value Fund			44,579	34,450
QuantShares U.S. Market Neutral Size Fund			27,223	33,289
QuantShares U.S. Market Neutral Anti-Beta Fund			49,503	1,006

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2014
Fund	Derivatives not Accounted for as Hedging Instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
QuantShares U.S. Market Neutral Momentum Fund		$(395)	$14
QuantShares U.S. Market Neutral Value Fund		(901)	(4,971)
QuantShares U.S. Market Neutral Size Fund		(414)	(7,646)
QuantShares U.S. Market Neutral Anti-Beta Fund		6,069	11,979

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of December 31, 2014, management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Net capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Trustees. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until October 31, 2015 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 1.49% of average daily net assets. This undertaking can only be changed with the approval of the Board of Trustees. In addition, the Adviser has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

For the period ended December 31, 2014, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$3,088	$116,299
QuantShares U.S. Market Neutral Value Fund	6,999	104,708
QuantShares U.S. Market Neutral Size Fund	3,114	116,225
QuantShares U.S. Market Neutral Anti-Beta Fund	11,223	103,397

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s contractual Operating Expenses limited of 1.49% of average daily net assets. In the case of QuantShares U.S. Market Neutral Anti-Beta Fund, so long as the voluntary Operating Expense limitation of 0.99% remains in effect, repayment would be further limited to that level. Any such repayment must be made within three years from the date the expense was borne by the Adviser. For the six months December 31, 2014, none of the Funds repaid expenses to the Adviser. As of December 31, 2014, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,				Total Eligible for Recoupment
Fund	2015	2016	2017	2018
QuantShares U.S. Market Neutral Momentum Fund	$97,960	$143,780	$233,737	$120,492	$595,969
QuantShares U.S. Market Neutral Value Fund	99,543	120,748	233,032	111,706	565,029
QuantShares U.S. Market Neutral Size Fund	110,408	124,126	230,617	120,445	585,596
QuantShares U.S. Market Neutral Anti-Beta Fund	95,567	47,474	202,606	103,395	449,042

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

(“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FCS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Trustees Fees

The Trust pays each Independent Trustee $5,000 per year for attendance at meetings of the Board with such amount paid pro rata on a quarterly basis. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.

8. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

9. Investment Transactions

For the period ended December 31, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$1,026,091	$1,000,924	$1,058,516	$968,729
QuantShares U.S. Market Neutral Value Fund	1,158,134	1,373,382	1,338,913	1,079,268
QuantShares U.S. Market Neutral Size Fund	422,623	260,222	498,412	136,272
QuantShares U.S. Market Neutral Anti-Beta Fund	2,480,690	14,854,084	2,609,871	12,197,023

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at market value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

For the period ended December 31, 2014, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
QuantShares U.S. Market Neutral Anti-Beta Fund	$12,266,261	$449,880

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2014, the value of the securities received for subscriptions were as follows:

Fund	Value
QuantShares U.S. Market Neutral Anti-Beta Fund	$9,583,351

11. Principal Risks

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

Large-Capitalization Stock Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Stock Risk:  The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Real Estate Risk:  The real estate industry is particularly sensitive to economic downturns. Because Real Estate Investment Trusts are pooled investment vehicles that have expenses of their own, a Fund will indirectly bear its proportionate share of those expenses.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2014 (Unaudited)

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

Trading Halts Risk:  Fund shares trade on the Funds’ listing exchange and, therefore, are subject to trading halts on the exchange.

12. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Subsequent Events

Subsequent Events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. The subsequent events include the following:

On January 15, 2015, QuantShares Hedged Dividend Income Fund commenced operations. The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index.

FQF Trust
Expense Examples (Unaudited)
December 31, 2014

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2014.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2014.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
December 31, 2014

	Beginning Account Value 07/01/14	Ending Account Value 12/31/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$986.30	$16.22	3.24%
Hypothetical	$1,000.00	$1,008.87	$16.41	3.24%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$964.80	$14.91	3.01%
Hypothetical	$1,000.00	$1,010.03	$15.25	3.01%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$945.90	$17.02	3.47%
Hypothetical	$1,000.00	$1,007.71	$17.56	3.47%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$1,038.80	$11.15	2.17%
Hypothetical	$1,000.00	$1,014.27	$11.02	2.17%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Trust’s website at www.quant-shares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FQF Trust

60 State Street
7th Floor, Suite 727
Boston, MA 02109
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)            Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:         /s/ William H. DeRoche

William DeRoche

President

March 06, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ William H. DeRoche

William DeRoche

President

March 06, 2015

By:           /s/ William C. Cox

William C. Cox

Principal Financial Officer and Treasurer

March 06, 2015